                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08630
                                  ---------------------------------------------

                        Mutual Fund Variable Annuity Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      522 Fifth Avenue,  New York,                             NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

          BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:  August 31, 2003
                        -------------------------------------------------------
Date of reporting period: September 1, 2002 through August 31, 2003
                         ------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

ANNUAL REPORT


AUGUST 31, 2003


VISTA CAPITAL ADVANTAGE(SM)

MUTUAL FUND VARIABLE ANNUITY TRUST

J.P. MORGAN FUND DISTRIBUTORS, INC., DISTRIBUTOR
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS FOR VISTA CAPITAL ADVANTAGE

The Vista Capital Advantage (VCA) is distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with JPMorgan Chase Bank, Anchor National Life Insurance Company or First SunAmerica Life Insurance Company. JPMorgan Chase is the portfolio administrator and custodian of the underlying investment options of the variable annuity. VCA is issued by Anchor National Life Insurance Company and in New York by First SunAmerica Life Insurance Company.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

  INVESTMENTS IN VISTA CAPITAL ADVANTAGE ARE NOT DEPOSITS, OR GUARANTEED OR ENDORSED BY, JPMORGAN CHASE BANK, AND ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN VISTA CAPITAL ADVANTAGE, INCLUDING THE UNDERLYING VARIABLE INVESTMENT OPTIONS, INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

[GRAPHIC]

Dear Vista Capital Advantage Contract Owner:

Enclosed is the August 31, 2003 Annual Report of the Mutual Fund Variable Annuity Trust, whose portfolios serve as the underlying investments for the Vista Capital Advantage variable annuity.

The tables below show the one year, three years, five years and since inception results, after the deduction of all insurance and withdrawal fees, of the accounts in the Vista Capital Advantage at August 31, 2003. The insurance fees include mortality and expense risk charges, surrender charges and the annual contract administration charge. The surrender charges reflect the sales charges that would have been assessed against the contract value had the contract been surrendered.(1)

The first chart applies to all Vista Capital Advantage investors outside of New York state, whose policy is issued by Anchor National Life Insurance Company. The second chart applies to Vista Capital Advantage investors within New York state, whose policy is issued by First SunAmerica Life Insurance Company.

              ANCHOR NATIONAL LIFE INSURANCE COMPANY POLICY HOLDERS
                   AVERAGE ANNUAL TOTAL RETUN AS OF 8/31/03(2)

                                                                           1             3            5           SINCE
          PORTFOLIO (CONTRACT INCEPTION DATE)                             YEAR          YEAR         YEAR       INCEPTION
          ---------------------------------------------------------------------------------------------------------------
          Growth and Income (3/13/95)                                     3.73%       -11.55%       -1.56%         5.50%
          Capital Growth (3/13/95)                                       15.86%        -8.05%        5.45%         8.12%
          International Equity (3/13/95)                                 -0.13%       -12.67%        0.17%         2.10%
          Asset Allocation (3/13/95)                                      0.41%        -9.21%       -1.92%         3.64%
          U.S. Government Income (7/13/95)                               -5.51%         4.01%        3.30%         4.49%
          Money Market(3) (6/2/95)                                       -6.78%        -0.72%        1.24%         2.61%
            7-DAY YIELD AS OF 8/31/03; -0.02%

        FIRST SUNAMERICA LIFE INSURANCE COMPANY POLICY HOLDERS (NEW YORK)
                   AVERAGE ANNUAL TOTAL RETUN AS OF 8/31/03(2)

                                                                           1             3            5           SINCE
          PORTFOLIO (CONTRACT INCEPTION DATE)                             YEAR          YEAR         YEAR       INCEPTION
          ---------------------------------------------------------------------------------------------------------------
          Growth and Income (12/6/95)                                     3.73%       -11.55%       -1.35%         3.51%
          Capital Growth (12/6/95)                                       15.86%        -8.05%        5.61%         6.10%
          International Equity (12/22/95)                                -0.13%       -12.67%        0.37%         0.98%
          Asset Allocation (12/22/95)                                     0.41%        -9.21%       -1.70%         2.23%
          U.S. Government Income (12/22/95)                              -5.51%         4.01%        3.48%         4.30%
          Money Market(3) (12/22/95)                                     -6.78%        -0.72%        1.43%         2.54%
            7-DAY YIELD AS OF 8/31/03; -0.02%

Your Vista Capital Advantage variable annuity represents a unique combination of professional money management and tax advantages. It is designed to help contribute to your plans for a financially secure future. If you have any questions, please call your investment representative or 1-800-908-4782.

Sincerely,


/s/ George C.W. Gatch

George C.W. Gatch
President, JPMorgan Funds

----------
(1) The Surrender Charge schedule for each year in states other than NY is as follows: 6%, 6%, 5%, 4%, 3%, 2%, 0%. In NY the Surrender Charge schedule for each year is: 6%, 6%, 5%, 4%, 3%, 2%, 1%, 0%. A 10% Federal tax penalty may apply to withdrawals before age 59 1/2.
(2) Past performance is no guarantee of future results. An investor's return and principal value will fluctuate. An investor's units, when redeemed, may be worth more or less than their original investment. This material is authorized for public distribution only when accompanied or preceded by a prospectus for Vista Capital Advantage.
(3) Fund shares are not insured or guaranteed by the FDIC or any other government agency. There can be no guarantee that the Fund will maintain a stable net asset value of $1.00.

The views expressed on this page are exclusively those of JPMorgan Fleming.

                                   (UNAUDITED)

       TABLE OF CONTENTS

 3     PRESIDENT'S LETTER


       PERFORMANCE & COMMENTARY

 4     GROWTH AND INCOME

 6     CAPITAL GROWTH

 8     INTERNATIONAL EQUITY

10     ASSET ALLOCATION

12     U.S. GOVERNMENT INCOME

14     MONEY MARKET


       PORTFOLIO OF INVESTMENTS

15     GROWTH AND INCOME

17     CAPITAL GROWTH

19     INTERNATIONAL EQUITY

21     ASSET ALLOCATION

25     U.S. GOVERNMENT INCOME

26     MONEY MARKET


       MUTUAL FUND VARIABLE ANNUITY TRUST

27     STATEMENT OF ASSETS & LIABILITIES

28     STATEMENT OF OPERATIONS

29     STATEMENT OF CHANGES IN NET ASSETS

30     FINANCIAL HIGHLIGHTS


32     NOTES TO FINANCIAL STATEMENTS

       HIGHLIGHTS

-      "Baghdad Bounce" revives U.S. and international markets

-      Economies strengthen in U.S. and Asia

-      Bond markets correct during late summer

-      High probability of synchronized global growth

[GRAPHIC]

                                                              PRESIDENT'S LETTER

                                                                 October 6, 2003
DEAR SHAREHOLDER:

We are pleased to present this annual report for the Vista Capital Advantage Variable Annuity Portfolios. Inside, you will find information detailing the performance of the Portfolios for the year ended August 31, 2003, along with a report from the portfolio manager.

THE "BAGHDAD BOUNCE" TRIGGERS A LIQUIDITY-DRIVEN RALLY

Despite the uncertainty of the first few months of 2003, global equity markets found direction once it became clear that allied troops would cross the border into Iraq in mid-March. Prior to that, wrangling in the United Nations regarding the legitimacy of war dogged market sentiment. However, the combination of action, followed by a quicker-than-expected war, led to a relief rally--the "Baghdad Bounce."

This momentum, thanks to utterances by the U.S. Federal Reserve Board, confirmed its determination to avoid deflation and to nurture growth (leading ultimately to a 1/4-point rate cut in late June), Congress's approval of a $350 billion package of tax cuts by the Bush administration in an attempt to boost consumer demand, and the easy monetary stance adopted by the Bank of England and European Central Bank. By late summer, there were clear signs of a strengthening U.S. economy, matched by better-than-expected economic reports out of Japan and the rest of Asia. Even in Europe, forward-looking indicators implied the economy might soon turn around. By August 31, the S&P 500 Index of blue-chip U.S. stocks had risen 16.0% year to date, and the MSCI EAFE Index of international stocks was up 14.8%.

Fixed income markets suffered, with bond yields rising as fears that the United States and Europe were headed for Japan-style deflation subsided. Earlier in 2003, there had been a significant rally in bond prices, both as the likelihood of deflation had seemed to increase, and as some of the liquidity unleashed by the swift end to the official war made its way to the bond markets. Yields on 10-year government bonds rose by 95 basis points in the United States and 35 basis points in Europe during July and August.

We expect U.S. share prices, going forward, will hinge on whether the improved economy enables companies to deliver stronger earnings and to begin hiring additional workers. Our best judgment is that companies will gradually begin to deliver on both fronts, allowing the economy to keep growing and share prices to keep moving up. Long-term interest rates may eventually rise further in this scenario, dampening bond returns.

The balance of risks in the economy appears to have shifted further in the direction of a renewed phase of global growth that may last longer and be spread more widely than investors have been expecting. If Europe gradually breaks out of its slump, and Japan remains on its improved course, the world may be able to look forward to the first globally synchronized economic expansion in at least a decade. Non-U.S. equities, given their comparatively attractive valuations, would be likely, in such a scenario, to produce returns at least competitive with those on U.S. stocks.

In this challenging environment, your portfolio managers will continue to work hard to maintain strong performance. The portfolio management team and all of us at JPMorgan Fleming Asset Management appreciate your continued investment with us and we anticipate serving your investment needs for many years to come.


Sincerely,


/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

GROWTH AND INCOME PORTFOLIO
(UNAUDITED)

THE GROWTH AND INCOME PORTFOLIO SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION AND DIVIDEND INCOME PRIMARILY THROUGH DIVERSIFIED HOLDINGS OF COMMON STOCKS.

Q: HOW DID THE PORTFOLIO PERFORM?
A: The Growth & Income Portfolio gained 11.33% in the twelve months through August 31, 2003. The portfolio participated in the market's climb, although results trailed the S&P 500/BARRA Value Index, which rose 14.15% for the same period.

Q: WHY DID THE PORTFOLIO PERFORM THIS WAY?
A: The Portfolio's underperformance was mostly attributable to its underweight position in the information technology sector as well as adverse stock selection in the healthcare sector. Adept stock selection in the consumer discretionary sector enhanced the Portfolio's relative return.

Among the Portfolio's main detractors was energy company TXU. In October 2002 management lowered its expectations for 2002 and 2003 as a result of low wholesale prices and aggressive retail competition in the United Kingdom. The depressed wholesale market in the U.K. led to intense retail competition that eroded margins. As a result of these issues we sold our position in the company. CIGNA Corp. declined after the company made several negative announcements. The most significant announcements were related to a new technology platform that the company is implementing. The time and costs of switching current clients will be greater than expected and several products had been underpriced leading to a financial shortfall. As a result of these issues we sold our position in the company.

The top contributor for the period was Citigroup, which has shown strong and steady profitability. Additionally, the company posted strong earnings, beating consensus Wall Street expectations.

Q: HOW WAS THE PORTFOLIO MANAGED?
A: Despite the market's climb we still are finding high-quality companies in which to invest. Holdings such as Pfizer, Wyeth, PepsiCo, and QUALCOMM reflect short-term concerns in their prices rather than the potentially high returns and durable business models that we see. We are also finding traditional value plays: companies in lower growth industries that possess strong balance sheets and generate excess cash flow. With interest rates and dividend tax rates low, these companies are poised to attract more investor attention as they raise their payout ratios. Holdings in this area include Altria Group, Mattel, AutoZone and Automatic Data Processing.

LIFE OF PORTFOLIO PERFORMANCE

A $10,000 tax-deferred investment in the Growth and Income Portfolio at NAV (Net Asset Value) would have grown to $17,755 from inception on 3/1/95 through 8/31/03.*

INVESTMENT RESULTS

                      Average Annual Returns as of 8/31/03

1 year                                          11.33%
3 year                                          -8.12%
5 year                                           0.76%
Since Inception (3/1/95)                         6.99%

[CHART]

             GROWTH AND INCOME PORTFOLIO   S&P 500/BARRA VALUE INDEX   LIPPER GROWTH AND INCOME FUNDS INDEX
  3/1/1995         $        10,000              $        10,000                  $        10,000
 3/31/1995         $        10,270              $        10,276                  $        10,235
 4/30/1995         $        10,410              $        10,614                  $        10,517
 5/31/1995         $        10,729              $        11,086                  $        10,871
 6/30/1995         $        11,000              $        11,171                  $        11,076
 7/31/1995         $        11,459              $        11,556                  $        11,449
 8/31/1995         $        11,479              $        11,654                  $        11,558
 9/30/1995         $        11,708              $        12,060                  $        11,903
10/31/1995         $        11,479              $        11,872                  $        11,741
11/30/1995         $        11,959              $        12,494                  $        12,246
12/31/1995         $        12,149              $        12,840                  $        12,449
 1/31/1996         $        12,557              $        13,224                  $        12,819
 2/29/1996         $        12,767              $        13,348                  $        12,998
 3/31/1996         $        13,018              $        13,660                  $        13,163
 4/30/1996         $        13,228              $        13,800                  $        13,365
 5/31/1996         $        13,375              $        14,008                  $        13,560
 6/30/1996         $        13,344              $        13,941                  $        13,502
 7/31/1996         $        12,893              $        13,353                  $        12,952
 8/31/1996         $        13,343              $        13,721                  $        13,342
 9/30/1996         $        13,939              $        14,308                  $        13,937
10/31/1996         $        14,160              $        14,793                  $        14,253
11/30/1996         $        15,050              $        15,925                  $        15,171
12/31/1996         $        14,767              $        15,664                  $        15,023
 1/31/1997         $        15,602              $        16,386                  $        15,693
 2/28/1997         $        15,542              $        16,506                  $        15,826
 3/31/1997         $        14,899              $        15,941                  $        15,275
 4/30/1997         $        15,578              $        16,539                  $        15,839
 5/31/1997         $        16,569              $        17,576                  $        16,761
 6/30/1997         $        17,214              $        18,247                  $        17,418
 7/31/1997         $        18,610              $        19,707                  $        18,668
 8/31/1997         $        18,085              $        18,816                  $        17,968
 9/30/1997         $        18,931              $        19,919                  $        18,876
10/31/1997         $        18,562              $        19,186                  $        18,249
11/30/1997         $        19,171              $        19,917                  $        18,758
12/31/1997         $        19,437              $        20,359                  $        19,060
 1/31/1998         $        19,119              $        20,109                  $        19,096
 2/28/1998         $        20,488              $        21,617                  $        20,294
 3/31/1998         $        21,428              $        22,713                  $        21,233
 4/30/1998         $        21,179              $        22,981                  $        21,348
 5/31/1998         $        20,722              $        22,657                  $        21,021
 6/30/1998         $        21,095              $        22,829                  $        21,274
 7/31/1998         $        20,418              $        22,334                  $        20,752
 8/31/1998         $        17,098              $        18,742                  $        17,822
 9/30/1998         $        17,983              $        19,882                  $        18,622
10/31/1998         $        19,449              $        21,439                  $        19,974
11/30/1998         $        20,293              $        22,556                  $        20,937
12/31/1998         $        21,482              $        23,347                  $        21,649
 1/31/1999         $        21,596              $        23,819                  $        21,853
 2/28/1999         $        20,300              $        23,307                  $        21,370
 3/31/1999         $        20,759              $        24,013                  $        22,107
 4/30/1999         $        22,154              $        26,083                  $        23,539
 5/31/1999         $        21,645              $        25,621                  $        23,198
 6/30/1999         $        22,547              $        26,605                  $        24,158
 7/31/1999         $        21,465              $        25,786                  $        23,465
 8/31/1999         $        20,727              $        25,133                  $        22,946
 9/30/1999         $        20,053              $        24,151                  $        22,226
10/31/1999         $        20,627              $        25,515                  $        23,177
11/30/1999         $        20,759              $        25,365                  $        23,381
12/31/1999         $        21,491              $        26,318                  $        24,218
 1/31/2000         $        21,064              $        25,481                  $        23,269
 2/29/2000         $        20,059              $        23,889                  $        22,513
 3/31/2000         $        21,934              $        26,380                  $        24,627
 4/30/2000         $        21,803              $        26,204                  $        24,188
 5/31/2000         $        21,491              $        26,285                  $        24,099
 6/30/2000         $        21,293              $        25,247                  $        24,007
 7/31/2000         $        21,589              $        25,752                  $        23,921
 8/31/2000         $        22,889              $        27,477                  $        25,409
 9/30/2000         $        22,182              $        27,472                  $        24,712
10/31/2000         $        22,264              $        27,985                  $        24,784
11/30/2000         $        21,079              $        26,552                  $        23,426
12/31/2000         $        21,737              $        27,920                  $        24,311
 1/31/2001         $        21,687              $        29,098                  $        24,803
 2/28/2001         $        20,507              $        27,169                  $        23,463
 3/31/2001         $        19,527              $        26,096                  $        22,400
 4/30/2001         $        20,954              $        27,865                  $        23,897
 5/31/2001         $        21,170              $        28,158                  $        24,203
 6/30/2001         $        20,340              $        27,245                  $        23,614
 7/31/2001         $        20,208              $        26,774                  $        23,404
 8/31/2001         $        18,929              $        25,226                  $        22,325
 9/30/2001         $        17,451              $        22,830                  $        20,530
10/31/2001         $        17,568              $        22,830                  $        20,791
11/30/2001         $        18,530              $        24,280                  $        22,145
12/31/2001         $        18,795              $        24,649                  $        22,506
 1/31/2002         $        18,660              $        23,973                  $        22,179
 2/28/2002         $        18,610              $        23,760                  $        22,033
 3/31/2002         $        19,402              $        24,976                  $        22,894
 4/30/2002         $        18,424              $        23,725                  $        22,033
 5/31/2002         $        18,627              $        23,820                  $        22,005
 6/30/2002         $        17,362              $        22,317                  $        20,566
 7/31/2002         $        15,810              $        19,904                  $        18,929
 8/31/2002         $        15,945              $        20,042                  $        19,116
 9/30/2002         $        14,258              $        17,751                  $        17,182
10/31/2002         $        15,539              $        19,226                  $        18,307
11/30/2002         $        16,299              $        20,578                  $        19,319
12/31/2002         $        15,541              $        19,508                  $        18,479
 1/31/2003         $        15,129              $        18,973                  $        17,984
 2/28/2003         $        14,687              $        18,457                  $        17,599
 3/31/2003         $        14,651              $        18,433                  $        17,713
 4/30/2003         $        15,987              $        20,256                  $        19,102
 5/31/2003         $        17,084              $        21,747                  $        20,175
 6/30/2003         $        17,289              $        21,906                  $        20,434
 7/31/2003         $        17,495              $        22,392                  $        20,705
 8/31/2003         $        17,755              $        22,876                  $        21,155

Source for Index returns: Lipper Analytical Services, Inc.

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance figures do not include any insurance company charges associated with a variable annuity or reflect any withdrawal charges. No expenses are deducted from the performance of the indexes.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95, shows changes in Net Asset Value and reinvestment of all distributions, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The S&P 500/BARRA Value Index contains large U.S. Companies with low price-to-book ratios relative to the S&P 500 Index.

The Lipper Growth and Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc.

Withdrawals prior to age 59 1/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

CAPITAL GROWTH PORTFOLIO
(UNAUDITED)

THE CAPITAL GROWTH PORTFOLIO SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION PRIMARILY THROUGH DIVERSIFIED HOLDINGS OF COMMON STOCKS.

Q: HOW DID THE PORTFOLIO PERFORM?
A: The Capital Growth Portfolio gained 23.63% in the twelve months through August 31, 2003. The Portfolio participated in the market's climb, although results trailed the Russell MidCap Growth Index, which rose 30.39% for the same period.

Q: WHY DID THE PORTFOLIO PERFORM THIS WAY?
A: Despite the Portfolio's gains for the period, performance relative to the benchmark was somewhat muted by lack of exposure to the highly cyclical and/or highly leveraged segments of the market that have been the driving force behind the rally. The Portfolio's overriding focus on quality generally results in the construction of the Portfolio that has no exposure to the highly cyclical and leveraged companies. Additionally, adverse stock selection in the healthcare sector, in particular the Portfolio's biotechnology exposure, hindered relative performance.

The primary detractors in healthcare were AmerisourceBergen, the largest U.S. drug wholesaler, and Triad Hospitals, an owner and operator of hospitals. Shares of AmerisourceBergen declined as expectations for the drug-wholesaling sector remain depressed due to slowing pharmaceutical sales growth. Triad's stock price decline resulted from the pressure the entire hospital group faced in the wake of the emerging surgery and billing scandals at Tenet Healthcare.

The top contributor for the period was Expedia, the travel-booking website. Expedia's stock price advanced on news of its merger with InterActiveCorp. The deal was completed in August 2003. Another top contributor for the period was Gilead Sciences, a biopharmaceutical company that discovers, develops and commercializes therapeutics to advance the care of patients suffering from life-threatening diseases. The stock has rallied as the company's HIV drug Viread continues to see strong sales and costs remain low.

Q: HOW WAS THE PORTFOLIO MANAGED?
A: The portfolio manager's focus remains on stock selection, believing that quality growth companies--regardless of their economic sector--should perform well in the long-term. The portfolio manager has sought to maintain significant sector diversification and to avoid any large bets contingent on macroeconomic or sector trends. During the period, some changes were made to the Portfolio's healthcare holdings. In particular, the Portfolio's weight in drug and pharmaceutical stocks was reduced and we added a number of biotechnology names. Valuation was the primary driver behind these changes. Additionally, the Portfolio's consumer discretionary and technology weightings were decreased, as both sectors performed well during the period.

LIFE OF PORTFOLIO PERFORMANCE

A $10,000 tax-deferred investment in the Capital Growth Portfolio at NAV (Net Asset Value) would have grown to $21,878 from inception on 3/1/95 through 8/31/03.*

INVESTMENT RESULTS

                      Average Annual Returns as of 8/31/03

1 year                                                  23.63%
3 year                                                  -4.75%
5 year                                                   7.62%
Since Inception (3/1/95)                                 9.65%

[CHART]

             CAPITAL GROWTH PORTFOLIO      RUSSELL MIDCAP GROWTH INDEX   LIPPER MID-CAP FUNDS INDEX
  3/1/1995       $        10,000                 $        10,000              $        10,000
 3/31/1995       $        10,350                 $        10,397              $        10,303
 4/30/1995       $        10,470                 $        10,484              $        10,394
 5/31/1995       $        10,870                 $        10,743              $        10,569
 6/30/1995       $        11,140                 $        11,232              $        11,258
 7/31/1995       $        11,829                 $        11,939              $        12,125
 8/31/1995       $        11,899                 $        12,070              $        12,283
 9/30/1995       $        12,089                 $        12,339              $        12,667
10/31/1995       $        11,659                 $        12,027              $        12,363
11/30/1995       $        12,219                 $        12,565              $        12,762
12/31/1995       $        12,706                 $        12,571              $        12,890
 1/31/1996       $        12,871                 $        12,793              $        12,933
 2/29/1996       $        13,077                 $        13,277              $        13,467
 3/31/1996       $        13,674                 $        13,382              $        13,735
 4/30/1996       $        14,363                 $        14,028              $        14,499
 5/31/1996       $        14,785                 $        14,314              $        14,970
 6/30/1996       $        14,405                 $        13,882              $        14,470
 7/31/1996       $        13,571                 $        12,805              $        13,186
 8/31/1996       $        14,240                 $        13,498              $        13,959
 9/30/1996       $        14,960                 $        14,355              $        14,829
10/31/1996       $        14,765                 $        14,187              $        14,514
11/30/1996       $        15,526                 $        15,022              $        15,070
12/31/1996       $        15,671                 $        14,770              $        14,991
 1/31/1997       $        16,285                 $        15,424              $        15,469
 2/28/1997       $        16,042                 $        15,085              $        14,882
 3/31/1997       $        15,277                 $        14,233              $        13,988
 4/30/1997       $        15,404                 $        14,581              $        14,247
 5/31/1997       $        16,493                 $        15,888              $        15,676
 6/30/1997       $        17,141                 $        16,328              $        16,204
 7/31/1997       $        18,322                 $        17,890              $        17,486
 8/31/1997       $        18,124                 $        17,715              $        17,376
 9/30/1997       $        19,070                 $        18,611              $        18,486
10/31/1997       $        18,487                 $        17,679              $        17,521
11/30/1997       $        18,709                 $        17,865              $        17,472
12/31/1997       $        18,905                 $        18,099              $        17,610
 1/31/1998       $        18,905                 $        17,773              $        17,367
 2/28/1998       $        20,289                 $        19,444              $        18,958
 3/31/1998       $        21,001                 $        20,258              $        19,837
 4/30/1998       $        20,923                 $        20,534              $        20,018
 5/31/1998       $        20,005                 $        19,690              $        19,013
 6/30/1998       $        20,185                 $        20,247              $        19,760
 7/31/1998       $        18,867                 $        19,380              $        18,845
 8/31/1998       $        15,156                 $        15,681              $        15,039
 9/30/1998       $        15,906                 $        16,866              $        16,213
10/31/1998       $        17,237                 $        18,108              $        17,011
11/30/1998       $        17,780                 $        19,328              $        18,115
12/31/1998       $        18,669                 $        21,330              $        20,060
 1/31/1999       $        18,367                 $        21,970              $        20,600
 2/28/1999       $        17,647                 $        20,896              $        19,319
 3/31/1999       $        18,510                 $        22,060              $        20,217
 4/30/1999       $        18,812                 $        23,066              $        21,086
 5/31/1999       $        19,186                 $        22,768              $        21,120
 6/30/1999       $        20,337                 $        24,357              $        22,444
 7/31/1999       $        20,121                 $        23,583              $        22,027
 8/31/1999       $        19,789                 $        23,338              $        21,732
 9/30/1999       $        19,315                 $        23,139              $        21,632
10/31/1999       $        19,790                 $        24,928              $        23,113
11/30/1999       $        20,322                 $        27,510              $        25,120
12/31/1999       $        21,450                 $        32,275              $        28,895
 1/31/2000       $        20,519                 $        32,269              $        28,282
 2/29/2000       $        21,869                 $        39,052              $        33,342
 3/31/2000       $        23,483                 $        39,091              $        33,132
 4/30/2000       $        23,312                 $        35,295              $        30,379
 5/31/2000       $        22,272                 $        32,722              $        28,535
 6/30/2000       $        22,862                 $        36,194              $        31,400
 7/31/2000       $        22,800                 $        33,903              $        30,690
 8/31/2000       $        25,315                 $        39,015              $        34,459
 9/30/2000       $        24,789                 $        37,107              $        33,156
10/31/2000       $        24,571                 $        34,569              $        31,180
11/30/2000       $        22,600                 $        27,057              $        26,235
12/31/2000       $        24,550                 $        28,483              $        27,885
 1/31/2001       $        24,717                 $        30,110              $        28,588
 2/28/2001       $        23,457                 $        24,901              $        25,169
 3/31/2001       $        21,730                 $        21,337              $        22,627
 4/30/2001       $        23,490                 $        24,894              $        25,324
 5/31/2001       $        23,939                 $        24,777              $        25,521
 6/30/2001       $        23,740                 $        24,790              $        25,243
 7/31/2001       $        23,342                 $        23,119              $        23,999
 8/31/2001       $        22,611                 $        21,443              $        22,336
 9/30/2001       $        20,088                 $        17,898              $        19,113
10/31/2001       $        20,753                 $        19,779              $        20,238
11/30/2001       $        22,031                 $        21,910              $        21,973
12/31/2001       $        23,511                 $        22,742              $        22,722
 1/31/2002       $        22,964                 $        22,003              $        22,027
 2/28/2002       $        22,897                 $        20,756              $        21,020
 3/31/2002       $        23,643                 $        22,339              $        22,456
 4/30/2002       $        22,780                 $        21,157              $        21,733
 5/31/2002       $        21,967                 $        20,527              $        21,194
 6/30/2002       $        19,942                 $        18,261              $        19,369
 7/31/2002       $        18,131                 $        16,486              $        17,473
 8/31/2002       $        17,700                 $        16,428              $        17,478
 9/30/2002       $        16,505                 $        15,122              $        16,064
10/31/2002       $        17,535                 $        16,294              $        16,917
11/30/2002       $        18,382                 $        17,570              $        18,032
12/31/2002       $        17,483                 $        16,509              $        17,027
 1/31/2003       $        17,256                 $        16,347              $        16,687
 2/28/2003       $        16,796                 $        16,205              $        16,368
 3/31/2003       $        17,277                 $        16,506              $        16,561
 4/30/2003       $        18,248                 $        17,630              $        17,674
 5/31/2003       $        19,859                 $        19,326              $        19,157
 6/30/2003       $        20,253                 $        19,603              $        19,427
 7/31/2003       $        20,915                 $        20,302              $        20,041
 8/31/2003       $        21,878                 $        21,421              $        20,903

Source for Index Returns: Lipper Analytical Services, Inc.

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance figures do not include any insurance company charges associated with a variable annuity or reflect any withdrawal charges. No expenses are deducted from the performance of the indexes.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95, shows changes in Net Asset Value and reinvestment of all distributions, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Russell MidCap Growth Index measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values.

The Lipper Mid-Cap Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc.

Withdrawals prior to age 59 1/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

INTERNATIONAL EQUITY PORTFOLIO
(UNAUDITED)

THE INTERNATIONAL EQUITY PORTFOLIO SEEKS TO PROVIDE A TOTAL RETURN ON ASSETS FROM LONG-TERM GROWTH OF CAPITAL PRINCIPALLY THROUGH DIVERSIFIED HOLDINGS OF THE STOCKS OF ESTABLISHED FOREIGN COMPANIES OUTSIDE THE UNITED STATES.

Q: HOW DID THE PORTFOLIO PERFORM?
A: The International Equity Portfolio had a total return of 7.28% during the year ended August 31, 2003. This compares with a rise of 9.11% for the MSCI EAFE Index, the Portfolio's benchmark.

Q: WHY DID THE PORTFOLIO PERFORM THIS WAY?
A: In a 12-month period that was dominated by the Iraq crisis, the Portfolio trailed its MSCI EAFE Index benchmark by a small margin. Broadly speaking, the underperformance occurred in the volatile months leading up to the outbreak of hostilities in early March. Since then the Portfolio has outpaced the MSCI EAFE Index, demonstrating its tendency to outperform in rising markets.

During the period prior to the Iraq war, there were a number of stock-specific difficulties. BAE Systems, the British defense contractor, was the biggest detractor from performance after it warned of cost overruns and delays on U.K. military projects. In Korea, holdings such as Kookmin Bank were hit by concerns over North Korea's nuclear intentions. Another poor performer was the German company, Heidelberg Cement, where trading was damaged by a weak construction market. There was also a period of poor performance from Japanese consumer discretionary stocks including Nintendo and Sony, which extended into the second quarter.

In the rally that celebrated the swift end to "the combat phase," of the conflict in Iraq and the gradual emergence of stronger economic data, stock selection drove outperformance. The portfolio manager succeeded in picking those stocks most geared to a rebound in confidence. In the basic materials sector, these included Wolseley of the U.K. and Compagnie de Saint Gobain of France. Among insurers, AXA of France and Zurich Financial Services of Switzerland were leading contributors to portfolio performance. And, in telecommunications, Nokia and Vodafone, of Finland and the U.K. respectively, performed well.

Q: HOW WAS THE PORTFOLIO MANAGED?
A: As equity prices dipped in the early months of 2003, the portfolio manager seized the opportunity to buy attractive companies trading at low valuations. More recently, following the rally in cyclical stocks, we have taken profits in industrial cyclical stocks. We have added to defensive holdings such as consumer staples and healthcare, while maintaining the Fund's exposure to a pickup in the world economy through additions to the energy and financial sectors. Broadly speaking, the Portfolio continues to take an active fundamental approach, focusing on proprietary research at both the local and sector levels.

LIFE OF PORTFOLIO PERFORMANCE

A $10,000 tax-deferred investment in the International Equity Portfolio at NAV (Net Asset Value) would have grown to $13,271 from inception on 3/1/95 through 8/31/03.*

INVESTMENT RESULTS

                      Average Annual Returns as of 8/31/03

1 year                                                   7.28%
3 year                                                  -9.25%
5 year                                                   2.41%
Since Inception (3/1/95)                                 3.38%

[CHART]

             INTERNATIONAL EQUITY PORTFOLIO     MSCI EAFE INDEX    LIPPER INTERNATIONAL FUNDS INDEX
  3/1/1995         $        10,000.00         $        10,000.00           $        10,000.00
 3/31/1995         $        10,180.00         $        10,624.00           $        10,263.00
 4/30/1995         $        10,350.01         $        11,023.46           $        10,640.68
 5/31/1995         $        10,480.42         $        10,892.28           $        10,744.96
 6/30/1995         $        10,469.94         $        10,701.67           $        10,785.79
 7/31/1995         $        11,010.18         $        11,368.38           $        11,379.01
 8/31/1995         $        10,890.17         $        10,935.25           $        11,186.70
 9/30/1995         $        11,069.86         $        11,148.48           $        11,373.52
10/31/1995         $        10,909.35         $        10,848.59           $        11,136.95
11/30/1995         $        10,868.98         $        11,150.18           $        11,252.77
12/31/1995         $        10,888.55         $        11,599.53           $        11,579.10
 1/31/1996         $        11,057.32         $        11,647.09           $        11,852.37
 2/29/1996         $        11,131.40         $        11,686.69           $        11,903.34
 3/31/1996         $        11,426.39         $        11,934.45           $        12,089.03
 4/30/1996         $        11,753.18         $        12,281.74           $        12,483.13
 5/31/1996         $        11,616.84         $        12,055.76           $        12,469.40
 6/30/1996         $        11,679.58         $        12,123.27           $        12,582.87
 7/31/1996         $        11,121.29         $        11,769.27           $        12,158.83
 8/31/1996         $        11,152.43         $        11,795.16           $        12,316.89
 9/30/1996         $        11,446.86         $        12,108.91           $        12,592.79
10/31/1996         $        11,299.19         $        11,985.40           $        12,542.42
11/30/1996         $        11,689.01         $        12,462.42           $        13,131.91
12/31/1996         $        11,646.93         $        12,301.66           $        13,248.79
 1/31/1997         $        11,531.63         $        11,871.10           $        13,266.01
 2/28/1997         $        11,796.86         $        12,065.78           $        13,506.13
 3/31/1997         $        11,750.85         $        12,109.22           $        13,577.71
 4/30/1997         $        11,727.35         $        12,173.40           $        13,637.45
 5/31/1997         $        12,212.86         $        12,965.89           $        14,406.60
 6/30/1997         $        12,686.72         $        13,680.31           $        15,098.12
 7/31/1997         $        13,288.07         $        13,901.93           $        15,582.77
 8/31/1997         $        12,074.87         $        12,863.46           $        14,459.25
 9/30/1997         $        12,732.95         $        13,583.81           $        15,387.54
10/31/1997         $        11,728.32         $        12,539.21           $        14,219.62
11/30/1997         $        11,659.12         $        12,411.31           $        14,100.18
12/31/1997         $        11,815.35         $        12,519.29           $        14,210.16
 1/31/1998         $        12,096.56         $        13,091.42           $        14,554.04
 2/28/1998         $        12,867.11         $        13,931.89           $        15,478.23
 3/31/1998         $        13,442.27         $        14,361.00           $        16,318.69
 4/30/1998         $        13,747.41         $        14,474.45           $        16,570.00
 5/31/1998         $        13,796.90         $        14,403.52           $        16,603.14
 6/30/1998         $        13,625.82         $        14,512.99           $        16,458.69
 7/31/1998         $        14,016.88         $        14,659.57           $        16,710.51
 8/31/1998         $        11,778.38         $        12,843.25           $        14,305.87
 9/30/1998         $        11,154.13         $        12,448.96           $        13,860.96
10/31/1998         $        11,875.80         $        13,746.15           $        14,879.74
11/30/1998         $        12,425.65         $        14,449.95           $        15,625.21
12/31/1998         $        12,885.40         $        15,019.28           $        16,009.59
 1/31/1999         $        13,676.56         $        14,974.22           $        16,107.25
 2/28/1999         $        13,132.24         $        14,617.83           $        15,693.29
 3/31/1999         $        13,417.20         $        15,227.39           $        16,215.88
 4/30/1999         $        14,039.76         $        15,844.10           $        16,971.54
 5/31/1999         $        13,236.69         $        15,028.13           $        16,340.20
 6/30/1999         $        13,755.57         $        15,614.23           $        17,114.73
 7/31/1999         $        14,443.35         $        16,077.97           $        17,496.38
 8/31/1999         $        14,727.88         $        16,137.46           $        17,634.61
 9/30/1999         $        14,819.19         $        16,300.45           $        17,691.04
10/31/1999         $        15,351.20         $        16,911.72           $        18,308.45
11/30/1999         $        17,217.91         $        17,498.55           $        19,650.46
12/31/1999         $        19,549.21         $        19,069.92           $        22,065.50
 1/31/2000         $        18,921.68         $        17,858.98           $        20,774.67
 2/29/2000         $        20,416.49         $        18,339.39           $        22,145.80
 3/31/2000         $        20,402.20         $        19,050.96           $        22,203.38
 4/30/2000         $        18,947.53         $        18,048.88           $        20,795.69
 5/31/2000         $        18,079.73         $        17,608.49           $        20,223.80
 6/30/2000         $        18,506.41         $        18,296.98           $        21,160.17
 7/31/2000         $        17,651.42         $        17,530.33           $        20,474.58
 8/31/2000         $        17,759.09         $        17,682.85           $        20,820.60
 9/30/2000         $        16,663.35         $        16,821.69           $        19,606.76
10/31/2000         $        16,196.78         $        16,424.70           $        18,940.13
11/30/2000         $        15,769.18         $        15,808.77           $        18,140.85
12/31/2000         $        16,281.68         $        16,369.99           $        18,817.51
 1/31/2001         $        16,265.40         $        16,361.80           $        18,928.53
 2/28/2001         $        14,990.19         $        15,134.67           $        17,599.75
 3/31/2001         $        14,066.80         $        14,125.18           $        16,362.49
 4/30/2001         $        15,040.22         $        15,106.88           $        17,357.32
 5/31/2001         $        14,604.05         $        14,573.61           $        16,937.28
 6/30/2001         $        14,016.97         $        13,977.55           $        16,459.65
 7/31/2001         $        13,680.56         $        13,723.16           $        16,031.70
 8/31/2001         $        13,361.81         $        13,375.96           $        15,709.46
 9/30/2001         $        12,236.74         $        12,020.98           $        13,997.13
10/31/2001         $        12,606.29         $        12,328.71           $        14,376.45
11/30/2001         $        13,126.93         $        12,783.64           $        14,912.69
12/31/2001         $        13,411.79         $        12,859.07           $        15,178.14
 1/31/2002         $        12,824.35         $        12,176.25           $        14,564.94
 2/28/2002         $        12,959.01         $        12,261.49           $        14,768.85
 3/31/2002         $        13,680.82         $        12,924.83           $        15,550.12
 4/30/2002         $        13,948.97         $        13,010.14           $        15,658.97
 5/31/2002         $        14,116.35         $        13,175.36           $        15,882.90
 6/30/2002         $        13,714.04         $        12,650.98           $        15,255.52
 7/31/2002         $        12,269.95         $        11,402.33           $        13,733.02
 8/31/2002         $        12,370.56         $        11,376.11           $        13,744.01
 9/30/2002         $        10,893.52         $        10,154.31           $        12,263.78
10/31/2002         $        11,548.22         $        10,699.60           $        12,900.27
11/30/2002         $        12,118.70         $        11,185.36           $        13,510.45
12/31/2002         $        11,735.75         $        10,809.53           $        13,078.12
 1/31/2003         $        11,053.90         $        10,358.78           $        12,599.46
 2/28/2003         $        10,763.00         $        10,122.00           $        12,227.00
 3/31/2003         $        10,576.99                  $9,923.18           $        11,926.96
 4/30/2003         $        11,771.13         $        10,895.65           $        13,107.73
 5/31/2003         $        12,572.75         $        11,555.93           $        13,949.25
 6/30/2003         $        12,794.03         $        11,835.58           $        14,278.45
 7/31/2003         $        13,033.28         $        12,122.00           $        14,678.25
 8/31/2003         $        13,271.00         $        12,414.00           $        15,102.00

Source for Index Returns: Lipper Analytical Services, Inc.

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance figures do not include any insurance company charges associated with a variable annuity or reflect any withdrawal charges. No expenses are deducted from the performance of the indexes.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95, shows changes in Net Asset Value and reinvestment of all distributions, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The MSCI EAFE Index is unmanaged, is a replica (or model) of the performance of the European, Australasia and Far Eastern equity markets, and assumes the reinvestment of dividends. An individual cannot invest in an index.

The Lipper International Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc.

Withdrawals prior to age 59 1/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

ASSET ALLOCATION PORTFOLIO
(UNAUDITED)

THE ASSET ALLOCATION PORTFOLIO SEEKS TO PROVIDE MAXIMUM RETURN THROUGH A COMBINATION OF LONG-TERM CAPITAL GROWTH AND CURRENT INCOME BY INVESTING IN COMMON STOCKS, CONVERTIBLE SECURITIES AND GOVERNMENT AND CORPORATE FIXED INCOME OBLIGATIONS.

Q: HOW DID THE PORTFOLIO PERFORM?
A: The Asset Allocation Portfolio returned 7.97% during the year ended August 31, 2003. This compares to gains of 12.07% and 5.46% in the S&P 500 Index and Lehman Gov't/Credit Index, respectively.

Q: WHY DID THE PORTFOLIO PERFORM THIS WAY?
A: On an absolute basis, both the equity and fixed income portions of the Portfolio posted positive results for the trailing one-year time period. On a relative basis, the large cap equity component of the Portfolio outperformed the benchmark, but this positive contribution was offset to some extent by the underperformance of the fixed income component, again relative to the benchmark.

Q: HOW WAS THE PORTFOLIO MANAGED?
A: Strong stock selection within the utilities, semiconductors and pharmaceuticals sectors contributed the most to performance over the year. In contrast, positions in the health services & systems, retail and software & services sectors were the primary detractors. On a stock-specific level, overweight positions in Countrywide Financial, Guidant Corp., and PG&E Corp. aided performance, while overweight positions in Home Depot and Freddie Mac detracted from it.

At the end of August 2003, the Fund's Top 10 holdings on an absolute basis were General Electric Co., Citigroup, Microsoft Corp., Pfizer, Wal-Mart Stores, The Coca-Cola Co., Procter & Gamble Co., Viacom, Cisco Systems and Ambac Financial Group.

In the fixed-income portion of the Portfolio, security selection contributed to performance, while our cross-sector and durations decisions detracted from it. At the sector level, performance was enhanced by our underweight positions in Treasuries and Agencies, which underperformed as interest rates rose. In addition, we have held a position in investment-grade corporate bonds although we were underweight vs. the benchmark. Corporate bonds have made a strong recovery year-to-date as spreads tightened on light supply, lower volatility and improvements in the equity markets and in the general business environment, throughout the year.

Our prepayment-sensitive public mortgage allocation detracted from performance, with most of the underperformance concentrated in the month of July when an unprecedented backup in interest rates compelled prepayments to slow, mortgage durations to extend and spreads to widen.

For our part, we continued to manage the equity portion of the Portfolio by emphasizing the selection of undervalued securities, relative to their long-term prospects within a sector neutral framework. On the fixed-income side, we seek to add value by continuing to manage a diversified portfolio of high-quality investments in both traditional and extended markets.

LIFE OF PORTFOLIO PERFORMANCE

A $10,000 tax-deferred investment in the Asset Allocation Portfolio at NAV (Net Asset Value) would have grown to $15,306 from inception on 3/1/95 through 8/31/03.*

INVESTMENT RESULTS

                      Average Annual Returns as of 8/31/03

1 year                                                   7.97%
3 year                                                  -5.87%
5 year                                                   0.40%
Since Inception (3/1/95)                                 5.13%

[CHART]

             ASSET ALLOCATION PORTFOLIO    S&P 500 INDEX    LEHMAN GOV'T/CREDIT INDEX   LIPPER BALANCED FUNDS INDEX
  3/1/1995        $        10,000         $        10,000        $        10,000               $        10,000
 3/31/1995        $        10,160         $        10,295        $        10,067               $        10,177
 4/30/1995        $        10,270         $        10,599        $        10,207               $        10,368
 5/31/1995        $        10,570         $        11,023        $        10,635               $        10,700
 6/30/1995        $        10,729         $        11,278        $        10,720               $        10,890
 7/31/1995        $        10,979         $        11,653        $        10,678               $        11,119
 8/31/1995        $        11,040         $        11,682        $        10,815               $        11,206
 9/30/1995        $        11,200         $        12,175        $        10,925               $        11,474
10/31/1995        $        11,120         $        12,131        $        11,085               $        11,445
11/30/1995        $        11,440         $        12,664        $        11,268               $        11,801
12/31/1995        $        11,595         $        12,908        $        11,434               $        11,986
 1/31/1996        $        11,880         $        13,347        $        11,505               $        12,203
 2/29/1996        $        11,935         $        13,471        $        11,261               $        12,209
 3/31/1996        $        12,045         $        13,600        $        11,166               $        12,256
 4/30/1996        $        12,132         $        13,800        $        11,089               $        12,337
 5/31/1996        $        12,198         $        14,156        $        11,071               $        12,463
 6/30/1996        $        12,231         $        14,210        $        11,219               $        12,504
 7/31/1996        $        12,000         $        13,582        $        11,245               $        12,182
 8/31/1996        $        12,241         $        13,869        $        11,218               $        12,375
 9/30/1996        $        12,625         $        14,649        $        11,417               $        12,834
10/31/1996        $        12,834         $        15,054        $        11,683               $        13,106
11/30/1996        $        13,361         $        16,192        $        11,898               $        13,717
12/31/1996        $        13,218         $        15,871        $        11,766               $        13,552
 1/31/1997        $        13,595         $        16,863        $        11,780               $        13,971
 2/28/1997        $        13,555         $        16,995        $        11,805               $        14,023
 3/31/1997        $        13,192         $        16,296        $        11,665               $        13,615
 4/30/1997        $        13,594         $        17,269        $        11,835               $        14,024
 5/31/1997        $        14,100         $        18,321        $        11,945               $        14,599
 6/30/1997        $        14,464         $        19,142        $        12,088               $        15,083
 7/31/1997        $        15,320         $        20,665        $        12,458               $        15,942
 8/31/1997        $        15,009         $        19,508        $        12,319               $        15,437
 9/30/1997        $        15,464         $        20,577        $        12,512               $        16,053
10/31/1997        $        15,360         $        19,890        $        12,712               $        15,761
11/30/1997        $        15,646         $        20,811        $        12,780               $        16,051
12/31/1997        $        15,823         $        21,169        $        12,914               $        16,304
 1/31/1998        $        15,725         $        21,404        $        13,096               $        16,420
 2/28/1998        $        16,360         $        22,947        $        13,070               $        17,072
 3/31/1998        $        16,812         $        24,122        $        13,110               $        17,594
 4/30/1998        $        16,770         $        24,365        $        13,176               $        17,717
 5/31/1998        $        16,642         $        23,946        $        13,317               $        17,539
 6/30/1998        $        16,882         $        24,918        $        13,453               $        17,861
 7/31/1998        $        16,515         $        24,654        $        13,463               $        17,652
 8/31/1998        $        15,006         $        21,089        $        13,726               $        16,131
 9/30/1998        $        15,570         $        22,441        $        14,119               $        16,827
10/31/1998        $        16,262         $        24,266        $        14,018               $        17,457
11/30/1998        $        16,684         $        25,736        $        14,102               $        18,096
12/31/1998        $        17,290         $        27,218        $        14,136               $        18,763
 1/31/1999        $        17,368         $        28,356        $        14,237               $        19,064
 2/28/1999        $        16,647         $        27,474        $        13,898               $        18,606
 3/31/1999        $        16,913         $        28,573        $        13,967               $        19,066
 4/30/1999        $        17,556         $        29,679        $        14,002               $        19,691
 5/31/1999        $        17,259         $        28,979        $        13,858               $        19,388
 6/30/1999        $        17,605         $        30,587        $        13,815               $        19,923
 7/31/1999        $        17,119         $        29,633        $        13,776               $        19,550
 8/31/1999        $        16,790         $        29,484        $        13,765               $        19,345
 9/30/1999        $        16,587         $        28,677        $        13,889               $        19,097
10/31/1999        $        16,837         $        30,492        $        13,925               $        19,651
11/30/1999        $        16,758         $        31,111        $        13,917               $        19,864
12/31/1999        $        17,378         $        32,943        $        13,832               $        20,451
 1/31/2000        $        16,940         $        31,289        $        13,828               $        19,938
 2/29/2000        $        16,940         $        30,698        $        14,001               $        19,890
 3/31/2000        $        17,996         $        33,700        $        14,202               $        21,062
 4/30/2000        $        17,607         $        32,686        $        14,133               $        20,676
 5/31/2000        $        17,088         $        32,016        $        14,120               $        20,482
 6/30/2000        $        17,704         $        32,804        $        14,408               $        20,810
 7/31/2000        $        17,720         $        32,292        $        14,561               $        20,754
 8/31/2000        $        18,353         $        34,297        $        14,766               $        21,679
 9/30/2000        $        17,656         $        32,486        $        14,822               $        21,224
10/31/2000        $        17,543         $        32,350        $        14,916               $        21,205
11/30/2000        $        16,715         $        29,801        $        15,171               $        20,435
12/31/2000        $        16,763         $        29,947        $        15,470               $        20,944
 1/31/2001        $        17,113         $        31,010        $        15,729               $        21,388
 2/28/2001        $        16,213         $        28,182        $        15,891               $        20,558
 3/31/2001        $        15,597         $        26,395        $        15,965               $        19,894
 4/30/2001        $        16,280         $        28,446        $        15,845               $        20,730
 5/31/2001        $        16,280         $        28,636        $        15,937               $        20,914
 6/30/2001        $        16,030         $        27,941        $        16,013               $        20,594
 7/31/2001        $        16,113         $        27,667        $        16,412               $        20,580
 8/31/2001        $        15,563         $        25,935        $        16,622               $        19,993
 9/30/2001        $        15,047         $        23,842        $        16,775               $        19,032
10/31/2001        $        15,430         $        24,297        $        17,201               $        19,349
11/30/2001        $        15,964         $        26,161        $        16,919               $        20,119
12/31/2001        $        16,014         $        26,391        $        16,785               $        20,264
 1/31/2002        $        15,927         $        26,006        $        16,908               $        20,086
 2/28/2002        $        15,671         $        25,504        $        17,051               $        19,949
 3/31/2002        $        16,014         $        26,463        $        16,705               $        20,386
 4/30/2002        $        15,431         $        24,859        $        17,029               $        19,897
 5/31/2002        $        15,363         $        24,675        $        17,186               $        19,887
 6/30/2002        $        14,678         $        22,918        $        17,332               $        19,038
 7/31/2002        $        14,044         $        21,131        $        17,540               $        18,061
 8/31/2002        $        14,182         $        21,270        $        17,933               $        18,247
 9/30/2002        $        13,410         $        18,958        $        18,319               $        17,158
10/31/2002        $        13,908         $        20,626        $        18,143               $        17,873
11/30/2002        $        14,439         $        21,841        $        18,154               $        18,599
12/31/2002        $        14,035         $        20,559        $        18,635               $        18,097
 1/31/2003        $        13,807         $        20,021        $        18,635               $        18,070
 2/28/2003        $        13,766         $        19,720        $        18,966               $        17,934
 3/31/2003        $        13,843         $        19,912        $        18,942               $        18,008
 4/30/2003        $        14,578         $        21,552        $        19,144               $        18,982
 5/31/2003        $        15,208         $        22,688        $        19,688               $        19,821
 6/30/2003        $        15,278         $        22,978        $        19,609               $        19,972
 7/31/2003        $        15,085         $        23,383        $        18,788               $        20,018
 8/31/2003        $        15,306         $        23,839        $        18,912               $        20,356

Source for Index Returns: Lipper Analytical Services, Inc.

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance figures do not include any insurance company charges associated with a variable annuity or reflect any withdrawal charges. No expenses are deducted from the performance of the indexes.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95, shows changes in Net Asset Value and reinvestment of all distributions, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The S&P 500 Index is an unmanaged broad-based index that replicates the U.S. stock market. It includes 500 widely held common stocks and assumes reinvestment of all dividends.

The Lehman Gov't./Credit Index includes the government and corporate bond indices, including U.S. government and treasury agency securities, corporate and Yankee bonds. Investors cannot invest directly in an index.

The Lipper Balanced Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc.

Withdrawals prior to age 59 1/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

U.S. GOVERNMENT INCOME PORTFOLIO
(UNAUDITED)

THE U.S. GOVERNMENT INCOME PORTFOLIO SEEKS TO PROVIDE ANNUAL DIVIDENDS AS WELL AS TO PRESERVE PRINCIPAL.

Q: HOW DID THE PORTFOLIO PERFORM?
A: The U.S. Government Income Portfolio returned 1.97% for the one-year period ending August 31, 2003. This compares to the 2.98% return of its benchmark index, the Lehman U.S. Government Bond Index.

Q: WHY DID THE PORTFOLIO PERFORM THIS WAY?
A: Our residential mortgage positioning was positive through the spring but hindered returns during July. Although our Treasury underweight helped performance, our Agency underweight was negative.

Q: HOW WAS THE PORTFOLIO MANAGED?
A: During the final months of 2002, the fixed-income markets were highly volatile as investors continued to react to disappointing economic data and increased geopolitical risk. To support the economy, the Federal Reserve Board lowered the Federal Funds Rate in November by one-half percent to 1.25%. Early in 2003, the war in Iraq, SARS and persistent labor market and economic weakness dominated the market's attention. By spring, the nation saw improving corporate earnings, the passage of a tax package and a brighter economic outlook--supported by an extraordinary mortgage-refinancing wave driven by low interest rates. However, persistent job losses and excess capacity increased deflation worries. Interest rates fell to levels not seen for generations. In June, the Fed cut the Federal Funds Rate to 1%; but the optimistic tone of Alan Greenspan's subsequent Congressional testimony, combined with an uptick in economic data, sparked an enormous bond market sell-off in mid-June and July. Rising interest rates shocked the mortgage market in July. Interest rates continued to move higher in August on increasing demand growth and improving economic fundamentals. Because of the improving economy, credit spreads narrowed substantially from the fall of 2002.

Because of their attractive yields, we overweighted prepayment-sensitive mortgage-backed securities throughout the period. We actively managed coupon selection, focusing on 30-year current coupon mortgages (i.e., Fannie Mae, 5% and 5.5%). We balanced our mortgage overweight primarily with an underweight to Agency debentures, as well as a modest underweight to Treasuries.

LIFE OF PORTFOLIO PERFORMANCE

A $10,000 tax-deferred investment in the U.S. Government Income Portfolio at NAV (Net Asset Value) would have grown to $17,241 from inception on 3/1/95 through 8/31/03.*

INVESTMENT RESULTS

                      Average Annual Returns as of 8/31/03

1 year                                                  1.97%
3 year                                                  7.08%
5 year                                                  5.52%
Since Inception (3/1/95)                                6.62%

[CHART]

             U.S. GOVERNMENT INCOME PORTFOLIO   LEHMAN U.S. GOV'T BOND INDEX   LIPPER GENERAL U.S. GOV'T FUNDS INDEX
  3/1/1995            $        10,000                 $        10,000                     $        10,000
 3/31/1995            $        10,050                 $        10,063                     $        10,046
 4/30/1995            $        10,170                 $        10,195                     $        10,170
 5/31/1995            $        10,550                 $        10,606                     $        10,539
 6/30/1995            $        10,620                 $        10,687                     $        10,602
 7/31/1995            $        10,570                 $        10,648                     $        10,565
 8/31/1995            $        10,690                 $        10,772                     $        10,688
 9/30/1995            $        10,800                 $        10,876                     $        10,789
10/31/1995            $        10,950                 $        11,041                     $        10,931
11/30/1995            $        11,100                 $        11,213                     $        11,085
12/31/1995            $        11,236                 $        11,373                     $        11,240
 1/31/1996            $        11,293                 $        11,442                     $        11,297
 2/29/1996            $        11,029                 $        11,209                     $        11,065
 3/31/1996            $        10,925                 $        11,116                     $        10,972
 4/30/1996            $        10,856                 $        11,044                     $        10,897
 5/31/1996            $        10,822                 $        11,026                     $        10,856
 6/30/1996            $        10,971                 $        11,168                     $        10,982
 7/31/1996            $        10,994                 $        11,196                     $        11,003
 8/31/1996            $        10,971                 $        11,171                     $        10,975
 9/30/1996            $        11,132                 $        11,357                     $        11,159
10/31/1996            $        11,350                 $        11,606                     $        11,401
11/30/1996            $        11,523                 $        11,808                     $        11,602
12/31/1996            $        11,431                 $        11,688                     $        11,482
 1/31/1997            $        11,456                 $        11,701                     $        11,506
 2/28/1997            $        11,431                 $        11,717                     $        11,530
 3/31/1997            $        11,305                 $        11,593                     $        11,394
 4/30/1997            $        11,469                 $        11,760                     $        11,563
 5/31/1997            $        11,557                 $        11,861                     $        11,659
 6/30/1997            $        11,683                 $        11,994                     $        11,797
 7/31/1997            $        11,999                 $        12,334                     $        12,122
 8/31/1997            $        11,859                 $        12,212                     $        11,996
 9/30/1997            $        12,049                 $        12,396                     $        12,180
10/31/1997            $        12,238                 $        12,610                     $        12,359
11/30/1997            $        12,289                 $        12,674                     $        12,403
12/31/1997            $        12,397                 $        12,807                     $        12,528
 1/31/1998            $        12,527                 $        12,999                     $        12,688
 2/28/1998            $        12,527                 $        12,964                     $        12,663
 3/31/1998            $        12,566                 $        13,001                     $        12,695
 4/30/1998            $        12,617                 $        13,059                     $        12,745
 5/31/1998            $        12,734                 $        13,194                     $        12,863
 6/30/1998            $        12,877                 $        13,344                     $        12,972
 7/31/1998            $        12,890                 $        13,364                     $        12,992
 8/31/1998            $        13,176                 $        13,712                     $        13,247
 9/30/1998            $        13,475                 $        14,082                     $        13,546
10/31/1998            $        13,397                 $        14,034                     $        13,446
11/30/1998            $        13,436                 $        14,038                     $        13,475
12/31/1998            $        13,461                 $        14,069                     $        13,512
 1/31/1999            $        13,517                 $        14,151                     $        13,589
 2/28/1999            $        13,188                 $        13,814                     $        13,295
 3/31/1999            $        13,244                 $        13,868                     $        13,363
 4/30/1999            $        13,271                 $        13,900                     $        13,398
 5/31/1999            $        13,120                 $        13,777                     $        13,250
 6/30/1999            $        13,065                 $        13,750                     $        13,181
 7/31/1999            $        13,038                 $        13,729                     $        13,106
 8/31/1999            $        13,023                 $        13,729                     $        13,071
 9/30/1999            $        13,133                 $        13,840                     $        13,232
10/31/1999            $        13,173                 $        13,862                     $        13,253
11/30/1999            $        13,133                 $        13,843                     $        13,241
12/31/1999            $        13,088                 $        13,753                     $        13,151
 1/31/2000            $        13,102                 $        13,772                     $        13,110
 2/29/2000            $        13,280                 $        13,968                     $        13,277
 3/31/2000            $        13,518                 $        14,214                     $        13,476
 4/30/2000            $        13,488                 $        14,174                     $        13,426
 5/31/2000            $        13,503                 $        14,182                     $        13,411
 6/30/2000            $        13,726                 $        14,435                     $        13,681
 7/31/2000            $        13,845                 $        14,575                     $        13,786
 8/31/2000            $        14,039                 $        14,791                     $        13,998
 9/30/2000            $        14,069                 $        14,832                     $        14,050
10/31/2000            $        14,188                 $        14,974                     $        14,163
11/30/2000            $        14,486                 $        15,269                     $        14,436
12/31/2000            $        14,754                 $        15,573                     $        14,712
 1/31/2001            $        14,911                 $        15,731                     $        14,875
 2/28/2001            $        15,067                 $        15,910                     $        15,021
 3/31/2001            $        15,082                 $        15,966                     $        15,058
 4/30/2001            $        14,895                 $        15,803                     $        14,930
 5/31/2001            $        14,942                 $        15,855                     $        15,000
 6/30/2001            $        15,004                 $        15,928                     $        15,050
 7/31/2001            $        15,363                 $        16,310                     $        15,401
 8/31/2001            $        15,520                 $        16,512                     $        15,573
 9/30/2001            $        15,816                 $        16,800                     $        15,793
10/31/2001            $        16,253                 $        17,233                     $        16,173
11/30/2001            $        15,801                 $        16,847                     $        15,845
12/31/2001            $        15,625                 $        16,700                     $        15,693
 1/31/2002            $        15,760                 $        16,809                     $        15,833
 2/28/2002            $        15,946                 $        16,964                     $        16,000
 3/31/2002            $        15,592                 $        16,596                     $        15,669
 4/30/2002            $        15,946                 $        16,991                     $        16,015
 5/31/2002            $        16,046                 $        17,092                     $        16,115
 6/30/2002            $        16,231                 $        17,332                     $        16,279
 7/31/2002            $        16,550                 $        17,713                     $        16,569
 8/31/2002            $        16,905                 $        18,064                     $        16,857
 9/30/2002            $        17,292                 $        18,486                     $        17,140
10/31/2002            $        17,139                 $        18,339                     $        17,029
11/30/2002            $        17,004                 $        18,181                     $        16,930
12/31/2002            $        17,380                 $        18,621                     $        17,259
 1/31/2003            $        17,343                 $        18,574                     $        17,236
 2/28/2003            $        17,616                 $        18,873                     $        17,462
 3/31/2003            $        17,540                 $        18,819                     $        17,399
 4/30/2003            $        17,612                 $        18,905                     $        17,483
 5/31/2003            $        18,077                 $        19,397                     $        17,783
 6/30/2003            $        17,970                 $        19,296                     $        17,698
 7/31/2003            $        17,111                 $        18,499                     $        18,353
 8/31/2003            $        17,241                 $        18,603                     $        18,456

Source for Index Returns: Lipper Analytical Services, Inc.

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance figures do not include any insurance company charges associated with a variable annuity or reflect any withdrawal charges. No expenses are deducted from the performance of the indexes.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95 and shows changes in Net Asset Value, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lehman U.S. Gov't Bond Index is composed of the U.S. Treasury Bond Index and the Agency Bond Index and includes U.S. Treasury and Agency bond issues. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in an index.

The Lipper General U.S. Gov't Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc.

Withdrawals prior to age 59 1/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

MONEY MARKET PORTFOLIO
(UNAUDITED)

THE MONEY MARKET PORTFOLIO SEEKS TO PROVIDE MAXIMUM CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY.

Q: HOW DID THE PORTFOLIO PERFORM?
A: The Money Market Portfolio returned 0.70% for the year ended August 31, 2003.

Q: HOW WAS THE PORTFOLIO MANAGED?
A: During the final months of 2002, the fixed-income markets were highly volatile as investors continued to react to the falling equity market, contradictory economic data and increased geopolitical risk. In support of the economy, the Federal Reserve Board lowered the Federal Funds Rate by one-half percent in November. War fears, terrorism, SARS and economic weakness sent large numbers of investors into the relative safety of the bond market in early 2003. However, by the spring, investors turned their attention to deflation, better-than-expected corporate earnings, passage of a tax package and a brighter economic outlook. In June, the Fed cut the Federal Funds Rate to 1%. During July, interest rates in the market surged higher as investors focused on the prospects for economic recovery. Rates continued to increase in August because of improved economic fundamentals and the expectation of a Fed rate increase in 2004.

The dominant event during the fourth quarter of 2002 was the Fed's half-percent interest rate reduction. We focused on purchasing commercial paper and certificates of deposit with six-month maturities. Because we were positioned for two eases of a quarter percent each, the Portfolio performed well. After the announcement, we maintained a longer weighted average maturity (WAM) to take advantage of the positively sloped LIBOR curve. Toward the end of the year, we let our cash positions build, shortening the WAM and giving us flexibility through year-end. As the LIBOR curve flattened in early 2003 and we were challenged by the resulting lack of relative value, we extended our WAM by purchasing one-year paper.

We continued to maintain a longer WAM during the spring in expectation of another Fed ease. We concentrated our purchases in four- to six-month maturities. However, as the time for Fed action drew near, the market priced in a more aggressive cut than was actually announced. Consequently, we saw little value in investing in extended maturities and let our WAM shorten. In July, we extended by purchasing six-month agency discount notes. As interest rates moved higher in August, we added one-year paper and additional six-month agency discount notes.


AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH PORTFOLIO SHARES STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO.

WITHDRAWALS PRIOR TO AGE 59 1/2 FROM THE VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY MAY BE SUBJECT TO A 10% IRS TAX PENALTY, AND ARE TAXED AS ORDINARY INCOME.

                                                     GROWTH AND INCOME PORTFOLIO
                                  PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2003

      SHARES                      ISSUER                               VALUE
      ------                      ------                               -----
              LONG-TERM INVESTMENTS--98.1%
              COMMON STOCKS--98.1%
              AEROSPACE--2.8%
         700     GENERAL DYNAMICS CORP.                            $      60,277
       1,500     UNITED TECHNOLOGIES CORP.                               120,375
                                                                   -------------
                                                                         180,652
                                                                   -------------
              APPAREL--1.5%
         600     NIKE, INC., CLASS B                                      34,188
       1,600     VF CORP.                                                 64,160
                                                                   -------------
                                                                          98,348
                                                                   -------------
              AUTOMOTIVE--0.4%
         900     GENUINE PARTS CO.                                        28,818
                                                                   -------------
              BANKING--11.6%
       1,500     BANK OF AMERICA CORP.                                   118,875
       2,200     BB&T CORP.                                               80,344
       1,900     NORTH FORK BANCORPORATION, INC.                          64,163
         800     PNC FINANCIAL SERVICES GROUP, INC.                       38,080
       1,800     SUNTRUST BANKS, INC.                                    110,034
       1,924     THE BANK OF NEW YORK CO., INC.                           56,604
       4,900     U.S. BANCORP                                            117,110
       2,100     WACHOVIA CORP.                                           88,515
       1,525     WELLS FARGO & CO.                                        76,464
                                                                   -------------
                                                                         750,189
                                                                   -------------
              BROADCASTING/CABLE--0.6%
       1,900     CABLEVISION SYSTEMS CORP., CLASS A*                      38,285
                                                                   -------------
              BUSINESS SERVICES--1.5%
       1,000     AUTOMATIC DATA PROCESSING, INC.                          39,910
       3,000     IMS HEALTH, INC.                                         58,410
                                                                   -------------
                                                                          98,320
                                                                   -------------
              CHEMICALS--0.6%
         700     PPG INDUSTRIES, INC.                                     38,437
                                                                   -------------
              COMPUTER SOFTWARE--1.1%
       2,700     COMPUTER ASSOCIATES INTERNATIONAL, INC.                  69,201
                                                                   -------------
              COMPUTERS/COMPUTER HARDWARE--2.6%
       2,600     HEWLETT-PACKARD CO.                                      51,792
         800     INTERNATIONAL BUSINESS MACHINES CORP.                    65,608
         800     LEXMARK INTERNATIONAL, INC.*                             53,632
                                                                   -------------
                                                                         171,032
                                                                   -------------
              CONSTRUCTION MATERIALS--1.0%
       1,600     VULCAN MATERIALS CO.                                     66,256
                                                                   -------------
              CONSUMER PRODUCTS--2.0%
       3,125     ALTRIA GROUP, INC.                                      128,813
                                                                   -------------
              DIVERSIFIED--0.8%
       2,450     TYCO INTERNATIONAL LTD (BERMUDA)                         50,421
                                                                   -------------
              ENTERTAINMENT/LEISURE--0.9%
       1,600     CARNIVAL CORP.                                           55,344
                                                                   -------------
              ENVIRONMENTAL SERVICES--1.1%
       2,700     WASTE MANAGEMENT, INC.                            $      71,847
                                                                   -------------
              FINANCIAL SERVICES--14.0%
       2,750     AMERICAN EXPRESS CO.                                    123,888
       7,191     CITIGROUP, INC.                                         311,729
       1,500     FREDDIE MAC                                              79,725
       1,500     GOLDEN WEST FINANCIAL CORP.                             129,405
       3,200     JANUS CAPITAL GROUP, INC.                                55,264
         550     MERRILL LYNCH & CO., INC.                                29,579
       1,600     PRUDENTIAL FINANCIAL, INC.                               58,256
       1,500     T. ROWE PRICE GROUP, INC.                                63,750
       1,300     WASHINGTON MUTUAL, INC.                                  50,674
                                                                   -------------
                                                                         902,270
                                                                   -------------
              FOOD/BEVERAGE PRODUCTS--2.3%
         404     BROWN-FORMAN CORP., CLASS B                              31,932
       2,200     KRAFT FOODS, INC., CLASS A                               65,340
       1,100     PEPSICO, INC.                                            48,994
                                                                   -------------
                                                                         146,266
                                                                   -------------
              HEALTH CARE/HEALTH CARE SERVICES--0.7%
         600     WELLPOINT HEALTH NETWORKS, INC.*                         46,800
                                                                   -------------
              INSURANCE--8.5%
       3,025     AMERICAN INTERNATIONAL GROUP, INC.                      180,199
       1,300     CHUBB CORP.                                              88,322
         550     MARSH & MCLENNAN COMPANIES, INC.                         27,500
       1,600     MGIC INVESTMENT CORP.                                    90,192
       1,000     PRINCIPAL FINANCIAL GROUP, INC.                          31,460
       1,700     SAFECO CORP.                                             61,302
       4,323     TRAVELERS PROPERTY CASUALTY CORP., CLASS A               66,531
                                                                   -------------
                                                                         545,506
                                                                   -------------
              MANUFACTURING--1.4%
       1,000     COOPER INDUSTRIES LTD, CLASS A                           50,890
       1,325     HONEYWELL INTERNATIONAL, INC.                            38,412
                                                                   -------------
                                                                          89,302
                                                                   -------------
              METALS/MINING--0.6%
       1,300     ALCOA, INC.                                              37,128
                                                                   -------------
              MULTI-MEDIA--9.0%
       7,125     AOL TIME WARNER, INC.*                                  116,564
       2,493     COMCAST CORP., CLASS A*                                  74,167
         800     DOW JONES & CO., INC.                                    33,976
         600     E.W. SCRIPPS CO., CLASS A                                51,954
         900     GANNETT CO., INC.                                        70,578
         440     KNIGHT RIDDER, INC.                                      29,858
       8,816     LIBERTY MEDIA CORP., CLASS A*                           106,674
       1,575     THE WALT DISNEY CO.                                      32,288
       1,434     VIACOM, INC., CLASS B                                    64,530
                                                                   -------------
                                                                         580,589
                                                                   -------------
              OIL & GAS--10.8%
       1,300     BURLINGTON RESOURCES, INC.                               62,946
       1,950     CHEVRONTEXACO CORP.                                     142,097

                       SEE NOTES TO FINANCIAL STATEMENTS.

      SHARES                      ISSUER                               VALUE
      ------                      ------                               -----
              OIL & GAS (CONT'D)
       2,341     CONOCOPHILLIPS                                    $     130,721
       1,400     DEVON ENERGY CORP.                                       72,450
       7,616     EXXON MOBIL CORP.                                       287,123
                                                                   -------------
                                                                         695,337
                                                                   -------------
              PHARMACEUTICALS--2.4%
         800     AMERISOURCEBERGEN CORP.                                  46,568
       1,700     PFIZER, INC.                                             50,864
       1,350     WYETH                                                    57,848
                                                                   -------------
                                                                         155,280
                                                                   -------------
              PIPELINES--1.3%
       1,600     KINDER MORGAN, INC.                                      85,200
                                                                   -------------
              REAL ESTATE--0.7%
       1,900     BROOKFIELD PROPERTIES CORP. (CANADA)                     44,308
                                                                   -------------
              REAL ESTATE INVESTMENT TRUST--0.7%
       1,300     PUBLIC STORAGE, INC.                                     47,957
                                                                   -------------
              RESTAURANTS/FOOD SERVICES--0.9%
       1,500     OUTBACK STEAKHOUSE, INC.                                 57,975
                                                                   -------------
              RETAILING--4.0%
         800     AUTOZONE, INC.*                                          73,440
       3,900     CIRCUIT CITY STORES, INC.                                40,677
       2,400     HOME DEPOT, INC.                                         77,184
         900     KROGER CO.*                                              17,289
       2,400     THE TJX COMPANIES, INC.                                  51,984
                                                                   -------------
                                                                         260,574
                                                                   -------------
              TELECOMMUNICATIONS--7.0%
       2,300     ALLTEL CORP.                                            105,340
       1,225     BELLSOUTH CORP.                                          30,870
       4,700     GENERAL MOTORS - HUGHES ELECTRONICS CORP.,
                   CLASS H*                                               70,218
       5,725     SBC COMMUNICATIONS, INC.                                128,755
       3,200     VERIZON COMMUNICATIONS, INC.                            113,024
                                                                   -------------
                                                                         448,207
                                                                   -------------
              TELECOMMUNICATIONS EQUIPMENT--0.6%
       1,000     QUALCOMM, INC.                                           41,280
                                                                   -------------
              TOYS & GAMES--1.4%
       4,600     MATTEL, INC.                                             88,872
                                                                   -------------
              UTILITIES--3.3%
       1,300     CONSOLIDATED EDISON, INC.                                51,389
       1,225     DOMINION RESOURCES, INC.                                 74,211
       1,600     ENERGY EAST CORP.                                        34,544
       1,900     FIRSTENERGY CORP.                                        55,594
                                                                   -------------
                                                                         215,738
                                                                   -------------
              TOTAL COMMON STOCKS
              (COST $5,938,422)                                        6,334,552
                                                                   -------------
              SHORT-TERM INVESTMENT--1.9%
              MONEY MARKET FUND--1.9%
     120,208     JPMORGAN PRIME MONEY MARKET FUND(a)
              (COST $120,208)                                      $     120,208
                                                                   -------------
              TOTAL INVESTMENTS--100.0%
              (COST $6,058,630)                                    $   6,454,760
                                                                   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPITAL GROWTH PORTFOLIO
                                  PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2003

      SHARES                      ISSUER                               VALUE
      ------                      ------                               -----
              LONG-TERM INVESTMENTS--98.7%
              COMMON STOCKS--98.7%
              AIRLINES--0.8%
       2,520     SKYWEST, INC.                                     $      44,050
                                                                   -------------
              AUTOMOTIVE--1.3%
         870     POLARIS INDUSTRIES, INC.                                 67,216
                                                                   -------------
              BANKING--2.4%
       1,000     BOK FINANCIAL CORP.*                                     39,620
         560     M&T BANK CORP.                                           47,174
         800     TCF FINANCIAL CORP.                                      36,792
                                                                   -------------
                                                                         123,586
                                                                   -------------
              BIOTECHNOLOGY--4.4%
         770     BIOGEN, INC.*                                            30,384
       1,210     GILEAD SCIENCES, INC.*                                   80,707
       1,170     ICOS CORP.*                                              45,560
       1,800     MEDIMMUNE, INC.*                                         62,766
       1,000     MYRIAD GENETICS, INC.*                                   12,520
                                                                   -------------
                                                                         231,937
                                                                   -------------
              BROADCASTING/CABLE--1.7%
       4,260     MEDIACOM COMMUNICATIONS CORP.*                           29,138
       1,590     UNIVISION COMMUNICATIONS, INC., CLASS A*                 59,610
                                                                   -------------
                                                                          88,748
                                                                   -------------
              BUSINESS SERVICES--6.4%
         896     CHOICEPOINT, INC.*                                       35,168
         760     CINTAS CORP.                                             30,347
       1,610     EQUIFAX, INC.                                            36,933
       1,070     FAIR ISAAC CORP.                                         62,702
       1,310     HEWITT ASSOCIATES, INC., CLASS A*                        32,685
       1,070     IRON MOUNTAIN, INC.*                                     39,590
       1,380     MOODY'S CORP.                                            71,567
         940     SUNGARD DATA SYSTEMS, INC.*                              26,508
                                                                   -------------
                                                                         335,500
                                                                   -------------
              COMPUTER NETWORKS--2.8%
       3,830     JUNIPER NETWORKS, INC.*                                  65,953
       3,510     NETWORK APPLIANCE, INC.*                                 78,659
                                                                   -------------
                                                                         144,612
                                                                   -------------
              COMPUTER SOFTWARE--8.5%
         900     ADOBE SYSTEMS, INC.                                      34,947
       1,200     AFFILIATED COMPUTER SERVICES, INC., CLASS A*             59,532
         900     COGNOS, INC. (CANADA)*                                   27,585
       1,600     COMPUTER ASSOCIATES INTERNATIONAL, INC.                  41,008
         680     ELECTRONIC ARTS, INC.*                                   61,029
         630     INTUIT, INC.*                                            28,552
       1,600     MACROMEDIA, INC.*                                        38,144
         920     MERCURY INTERACTIVE CORP.*                               40,379
       1,170     NATIONAL INSTRUMENTS CORP.                               46,344
         900     TAKE-TWO INTERACTIVE SOFTWARE, INC.*                     26,793
       1,070     VERITAS SOFTWARE CORP.*                                  36,894
                                                                   -------------
                                                                         441,207
                                                                   -------------
              COMPUTERS/COMPUTER HARDWARE--4.8%
       1,930     APPLE COMPUTER, INC.*                             $      43,676
       1,020     EMULEX CORP.*                                            24,694
         500     LEXMARK INTERNATIONAL, INC.*                             33,520
       3,900     MAXTOR CORP.*                                            44,577
       1,170     TECH DATA CORP.*                                         39,020
       1,170     ZEBRA TECHNOLOGIES CORP., CLASS A*                       62,735
                                                                   -------------
                                                                         248,222
                                                                   -------------
              CONSTRUCTION--1.3%
          97     LENNAR CORP., B SHARES                                    6,281
         940     LENNAR CORP., CLASS A                                    63,215
                                                                   -------------
                                                                          69,496
                                                                   -------------
              CONSUMER SERVICES--1.4%
         500     RENT-A-CENTER, INC.*                                     40,185
         780     WEIGHT WATCHERS INTERNATIONAL, INC.*                     33,813
                                                                   -------------
                                                                          73,998
                                                                   -------------
              ELECTRONICS/ELECTRICAL EQUIPMENT--4.2%
       1,160     AMPHENOL CORP., CLASS A*                                 63,255
       1,000     FISHER SCIENTIFIC INTERNATIONAL*                         39,220
       1,650     JABIL CIRCUIT, INC.*                                     46,448
       4,270     VISHAY INTERTECHNOLOGY, INC.*                            70,326
                                                                   -------------
                                                                         219,249
                                                                   -------------
              ENTERTAINMENT/LEISURE--0.9%
       1,820     INTERNATIONAL GAME TECHNOLOGY                            47,029
                                                                   -------------
              FINANCIAL SERVICES--1.7%
       2,100     T. ROWE PRICE GROUP, INC.                                89,250
                                                                   -------------
              FOOD/BEVERAGE PRODUCTS--0.6%
       3,630     DEL MONTE FOODS CO.*                                     32,597
                                                                   -------------
              HEALTH CARE/HEALTH CARE SERVICES--13.8%
         970     AETNA, INC.                                              55,290
         990     ANTHEM, INC.*                                            72,467
       1,860     CAREMARK RX, INC.*                                       46,742
       1,070     DENTSPLY INTERNATIONAL, INC.                             46,813
       2,370     HEALTH MANAGEMENT ASSOCIATES, INC., CLASS A              52,804
       1,260     LABORATORY CORP. OF AMERICA HOLDINGS*                    38,115
         950     MANOR CARE, INC.                                         26,220
       2,840     OMNICARE, INC.                                           96,275
       1,000     RENAL CARE GROUP, INC.*                                  36,310
       1,310     STERIS CORP.*                                            30,680
         690     STRYKER CORP.                                            52,302
         850     VARIAN MEDICAL SYSTEMS, INC.*                            47,473
         610     WELLPOINT HEALTH NETWORKS, INC.*                         47,580
       1,400     ZIMMER HOLDINGS, INC.*                                   72,436
                                                                   -------------
                                                                         721,507
                                                                   -------------
              HOTELS/OTHER LODGING--1.0%
       2,000     FAIRMONT HOTELS & RESORTS, INC. (CANADA)                 53,100
                                                                   -------------
              INSURANCE--0.9%
       1,550     HCC INSURANCE HOLDINGS, INC.                             45,384
                                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

      SHARES                      ISSUER                               VALUE
      ------                      ------                               -----
              INTERNET SERVICES/SOFTWARE--2.2%
         770     CHECKFREE CORP.*                                  $      17,695
       1,357     INTERACTIVECORP*                                         50,222
         800     SYMANTEC CORP.*                                          45,944
                                                                   -------------
                                                                         113,861
                                                                   -------------
              MANUFACTURING--0.7%
       1,000     HARSCO CORP.                                             38,990
                                                                   -------------
              MULTI-MEDIA--1.8%
       2,700     CITADEL BROADCASTING CORP.*                              59,616
         390     E.W. SCRIPPS CO., CLASS A                                33,770
                                                                   -------------
                                                                          93,386
                                                                   -------------
              OIL & GAS--4.3%
       1,540     FMC TECHNOLOGIES, INC.*                                  36,452
         830     NABORS INDUSTRIES LTD (BARBADOS)*                        33,325
         920     PATTERSON-UTI ENERGY, INC.*                              27,453
       1,710     PIONEER NATURAL RESOURCES CO.*                           43,365
       1,900     PRIDE INTERNATIONAL, INC.*                               32,471
       1,070     TALISMAN ENERGY, INC. (CANADA)                           50,771
                                                                   -------------
                                                                         223,837
                                                                   -------------
              PHARMACEUTICALS--5.4%
         390     AMERISOURCEBERGEN CORP.                                  22,702
       1,700     ANDRX CORP.*                                             30,600
       1,640     MEDICIS PHARMACEUTICAL CORP., CLASS A                   100,171
       1,600     MILLENNIUM PHARMACEUTICALS, INC.*                        22,240
       3,300     NBTY, INC.*                                              87,285
       1,700     VERTEX PHARMACEUTICALS, INC.*                            21,420
                                                                   -------------
                                                                         284,418
                                                                   -------------
              RESTAURANTS/FOOD SERVICES--2.6%
       1,960     CBRL GROUP, INC.                                         68,364
       1,070     OUTBACK STEAKHOUSE, INC.                                 41,356
       1,100     RUBY TUESDAY, INC.                                       25,047
                                                                   -------------
                                                                         134,767
                                                                   -------------
              RETAILING--11.5%
       1,000     ABERCROMBIE & FITCH CO., CLASS A*                        30,440
         400     ADVANCED AUTO PARTS, INC.*                               29,860
       1,010     BED BATH & BEYOND, INC.*                                 43,460
       1,500     BIG LOTS, INC.*                                          27,450
       1,486     CARMAX, INC.*                                            57,285
       1,270     CDW CORP.*                                               65,545
       2,500     DOLLAR GENERAL CORP.                                     57,325
       1,460     FASTENAL CO.                                             59,028
       2,030     PETSMART, INC.*                                          48,558
         680     ROSS STORES, INC.                                        34,258
       3,620     STAPLES, INC.*                                           89,161
       1,070     WHOLE FOODS MARKET, INC.*                                58,133
                                                                   -------------
                                                                         600,503
                                                                   -------------
              SEMI-CONDUCTORS--8.0%
       2,980     ALTERA CORP.*                                            66,871
       1,490     INTERSIL CORP., CLASS A*                                 43,404
       1,620     KLA-TENCOR CORP.*                                        96,162
       1,000     MAXIM INTEGRATED PRODUCTS, INC.                   $      44,910
       4,300     MEMC ELECTRONICS MATERIALS*                              55,814
       1,460     MICROCHIP TECHNOLOGY, INC.                               40,895
       1,710     NOVELLUS SYSTEMS, INC.*                                  68,332
                                                                   -------------
                                                                         416,388
                                                                   -------------
              TELECOMMUNICATIONS--1.6%
       2,200     NEXTEL COMMUNICATIONS, INC., CLASS A*                    42,416
       4,800     NEXTEL PARTNERS, INC., CLASS A*                          39,504
                                                                   -------------
                                                                          81,920
                                                                   -------------
              TELECOMMUNICATIONS EQUIPMENT--1.7%
       3,200     CIENA CORP.*                                             20,800
       3,600     CORNING, INC.*                                           29,700
       5,900     JDS UNIPHASE CORP.*                                      20,296
       8,500     LUCENT TECHNOLOGIES, INC.*                               16,235
                                                                   -------------
                                                                          87,031
                                                                   -------------
              TOTAL COMMON STOCKS
                 (COST $4,368,782)                                     5,151,789
                                                                   -------------
              SHORT-TERM INVESTMENT--1.3%
              MONEY MARKET FUND--1.3%
      66,996     JPMORGAN PRIME MONEY MARKET FUND(a)
              (COST $66,996)                                              66,996
                                                                   -------------
              TOTAL INVESTMENTS--100.0%
              (COST $4,435,778)                                    $   5,218,785
                                                                   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                  INTERNATIONAL EQUITY PORTFOLIO
                                  PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2003

      SHARES                      ISSUER                               VALUE
      ------                      ------                               -----
              LONG-TERM INVESTMENTS--100.0%
              COMMON STOCKS--100.0%
              AUSTRALIA--2.3%
       4,100     BHP BILLITON LTD                                  $      29,032
       1,100     NATIONAL AUSTRALIA BANK LTD                              22,156
       3,188     NEWS CORP., LTD                                          27,263
       3,345     WOODSIDE PETROLEUM LTD                                   28,930
                                                                   -------------
                                                                         107,381
                                                                   -------------
              BELGIUM--1.7%
       4,150     DEXIA                                                    52,123
       1,580     FORTIS                                                   26,621
                                                                   -------------
                                                                          78,744
                                                                   -------------
              BRAZIL--0.3%
         400     COMPANHIA VALE DO RIO DOCE , ADR                         14,980
                                                                   -------------
              FINLAND--2.2%
       6,213     NOKIA OYJ                                               101,949
                                                                   -------------
              FRANCE--12.7%
       1,591     AVENTIS SA                                               77,410
       3,096     AXA                                                      54,990
       1,440     BNP PARIBAS                                              71,869
       1,720     COMPAGNIE DE SAINT-GOBAIN                                67,324
       1,210     DASSAULT SYSTEMES SA                                     43,782
         330     IMERYS SA                                                54,476
         320     RENAULT SA                                               19,321
       1,250     TOTAL SA                                                192,052
                                                                   -------------
                                                                         581,224
                                                                   -------------
              GERMANY--7.6%
         500     BASF AG                                                  23,063
       2,259     BAYERISCHE MOTOREN WERKE AG                              89,416
       1,127     DEUTSCHE BANK AG                                         65,246
       2,706     DEUTSCHE POST AG                                         43,450
         798     HEIDELBERGCEMENT AG*                                     29,401
         900     SCHERING AG                                              36,267
         993     SIEMENS AG                                               61,595
                                                                   -------------
                                                                         348,438
                                                                   -------------
              IRELAND--0.6%
       2,400     BANK OF IRELAND                                          28,507
                                                                   -------------
              ITALY--4.2%
      10,533     ENI-ENTE NAZIONALE IDROCARBURI SPA                      159,399
      19,805     TELECOM ITALIA SPA*                                      31,322
                                                                   -------------
                                                                         190,721
                                                                   -------------
              JAPAN--19.4%
         450     ACOM CO., LTD                                            18,668
       2,000     CANON, INC.                                              96,169
       2,700     CHUGAI PHARMACEUTICAL CO., LTD                           28,604
       2,000     FUJI PHOTO FILM CO., LTD                                 59,998
         400     HIROSE ELECTRIC CO., LTD                                 42,822
       1,600     HONDA MOTOR CO., LTD                                     65,141
         700     HOYA CORP.                                               53,578
       2,000     KAO CORP.                                                37,713
       3,000     MATSUSHITA ELECTRIC INDUSTRIAL CO., LTD           $      38,262
         900     MURATA MANUFACTURING CO., LTD                            50,604
       8,000     NIKKO CORDIAL CORP.                                      38,467
         400     NINTENDO CO., LTD                                        33,290
           8     NIPPON TELEGRAPH & TELEPHONE CORP.                       35,245
           2     NIPPON UNIPAC HOLDING                                     9,154
          13     NTT DOCOMO, INC.                                         33,428
       1,000     SECOM CO., LTD                                           34,285
         700     SHIN-ETSU CHEMICAL CO., LTD                              27,479
       1,000     SONY CORP.                                               32,913
       5,000     SUMITOMO CORP.                                           30,985
       1,600     TAKEDA CHEMICAL INDUSTRIES LTD                           57,873
         520     TAKEFUJI CORP.                                           29,416
       1,300     YAMANOUCHI PHARMACEUTICAL CO., LTD                       34,096
                                                                   -------------
                                                                         888,190
                                                                   -------------
              RUSSIA--0.6%
         444     YUKOS, ADR                                               25,575
                                                                   -------------
              SOUTH KOREA--3.1%
         800     KOOKMIN BANK                                             29,255
         970     POSCO, ADR                                               29,100
         340     SAMSUNG ELECTRONICS CO.,LTD, GDR                         63,070
       1,200     SK TELECOM CO., LTD , ADR                                22,872
                                                                   -------------
                                                                         144,297
                                                                   -------------
              SPAIN--2.3%
       1,700     ALTADIS SA                                               40,198
       1,407     BANCO POPULAR ESPANOL                                    63,444
                                                                   -------------
                                                                         103,642
                                                                   -------------
              SWEDEN--1.5%
      13,034     NORDEA AB                                                66,338
                                                                   -------------
              SWITZERLAND--7.6%
       1,200     HOLCIM LTD                                               47,614
         410     NESTLE SA                                                89,401
       2,460     NOVARTIS AG                                              90,574
       1,010     ROCHE HOLDING AG                                         77,442
         332     ZURICH FINANCIAL SERVICES AG                             42,724
                                                                   -------------
                                                                         347,755
                                                                   -------------
              THE NETHERLANDS--6.1%
       2,757     ABN AMRO HOLDING NV                                      48,363
         222     HEINEKEN NV                                               8,499
       3,212     ING GROEP NV                                             62,738
       2,725     KONINKLIJKE PHILIPS ELECTRONICS NV                       66,532
       4,030     REED ELSEVIER NV                                         44,499
       3,130     WOLTERS KLUWER NV                                        48,778
                                                                   -------------
                                                                         279,409
                                                                   -------------
              UNITED KINGDOM--27.8%
       2,349     ABBEY NATIONAL PLC                                       19,553
       5,930     ALLIED DOMECQ PLC                                        35,616
       4,534     AVIVA PLC                                                35,915
      18,081     BAE SYSTEMS PLC                                          48,764

                       SEE NOTES TO FINANCIAL STATEMENTS.

      SHARES                      ISSUER                               VALUE
      ------                      ------                               -----
              UNITED KINGDOM (CONT'D)
      11,362     BARCLAYS PLC                                      $      82,553
      17,287     BG GROUP PLC                                             74,474
           4     BP PLC                                                       27
       4,480     BRAMBLES INDUSTRIES PLC                                  13,197
       9,500     CENTRICA PLC                                             26,672
       5,440     COMPASS GROUP PLC                                        30,095
       6,105     GKN PLC                                                  25,288
       6,346     GLAXOSMITHKLINE PLC                                     120,984
       4,311     INTERCONTINENTAL HOTELS GROUP PLC*                       33,297
       7,000     KINGFISHER PLC                                           30,074
       7,400     NATIONAL GRID TRANSCO PLC                                45,263
       3,770     RECKITT BENCKISER PLC                                    70,861
       2,000     RIO TINTO PLC                                            43,942
       2,300     ROYAL BANK OF SCOTLAND GROUP PLC                         57,181
       4,760     SCHRODERS PLC                                            46,766
       2,900     STANDARD CHARTERED PLC                                   38,751
      25,457     TESCO PLC                                                86,852
       6,801     THE BRITISH LAND CO., PLC                                53,362
       1,562     UNILEVER PLC                                             12,694
      80,164     VODAFONE GROUP PLC                                      146,561
       8,530     WOLSELEY PLC                                             97,680
                                                                   -------------
                                                                       1,276,422
                                                                   -------------
              TOTAL INVESTMENTS--100.0%
              (COST $4,774,043)                                    $   4,583,572
                                                                   =============

SUMMARY OF INVESTMENTS BY INDUSTRY, AUGUST 31, 2003

INDUSTRY                                              % OF INVESTMENT SECURITIES
Banking                                                             14.1%
Pharmaceuticals                                                     11.4
Oil & Gas                                                           10.5
Telecommunications                                                   8.1
Electronics/Electrical Equipment                                     5.8
Food/Beverage Products                                               5.7
Automotive                                                           4.3
Construction Materials                                               4.3
Insurance                                                            4.3
Financial Services                                                   3.5
Consumer Products                                                    3.2
Distribution                                                         2.8
Office/Business Equipment                                            2.1
Metals/Mining                                                        1.9
Multi-Media                                                          1.7
Utilities                                                            1.6
Semi-Conductors                                                      1.4
Diversified                                                          1.3
Photographic Equipment                                               1.3
Other (Below 1.3%)                                                  10.7
-----------------------------------------------------------------------------
Total                                                              100.0%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                      ASSET ALLOCATION PORTFOLIO
                                  PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2003

      SHARES                      ISSUER                               VALUE
      ------                      ------                               -----
              LONG-TERM INVESTMENTS--89.3%
              COMMON STOCKS--54.7%
              AEROSPACE--1.3%
         390     LOCKHEED MARTIN CORP.                             $      19,980
         620     UNITED TECHNOLOGIES CORP.                                49,755
                                                                   -------------
                                                                          69,735
                                                                   -------------
              APPAREL--0.7%
         340     JONES APPAREL GROUP, INC.                                10,503
         480     NIKE, INC., CLASS B                                      27,350
                                                                   -------------
                                                                          37,853
                                                                   -------------
              AUTOMOTIVE--0.6%
         770     FORD MOTOR CO.                                            8,901
         230     JOHNSON CONTROLS, INC.                                   22,770
                                                                   -------------
                                                                          31,671
                                                                   -------------
              BANKING--2.2%
         390     BANK ONE CORP.                                           15,393
         300     CITY NATIONAL CORP.                                      15,510
         610     MELLON FINANCIAL CORP.                                   19,124
         300     SUNTRUST BANKS, INC.                                     18,339
       2,060     U.S. BANCORP                                             49,234
                                                                   -------------
                                                                         117,600
                                                                   -------------
              BIOTECHNOLOGY--0.8%
         500     AMGEN, INC.*                                             32,950
         340     MEDIMMUNE, INC.*                                         11,856
                                                                   -------------
                                                                          44,806
                                                                   -------------
              BUSINESS SERVICES--1.0%
         870     ACCENTURE LTD, (BERMUDA), CLASS A*                       18,409
         480     FIRST DATA CORP.                                         18,432
         500     SUNGARD DATA SYSTEMS, INC.*                              14,100
                                                                   -------------
                                                                          50,941
                                                                   -------------
              CHEMICALS--0.8%
         460     EASTMAN CHEMICAL CO.                                     16,473
         440     PRAXAIR, INC.                                            28,080
                                                                   -------------
                                                                          44,553
                                                                   -------------
              COMPUTER NETWORKS--1.3%
       3,040     CISCO SYSTEMS, INC.*                                     58,216
         690     JUNIPER NETWORKS, INC.*                                  11,882
                                                                   -------------
                                                                          70,098
                                                                   -------------
              COMPUTER SOFTWARE--2.0%
       3,250     MICROSOFT CORP.                                          86,190
       1,730     ORACLE CORP.*                                            22,109
                                                                   -------------
                                                                         108,299
                                                                   -------------
              COMPUTERS/COMPUTER HARDWARE--2.0%
       1,045     DELL COMPUTER CORP.*                                     34,098
         425     INTERNATIONAL BUSINESS MACHINES CORP.                    34,854
         960     SEAGATE TECHNOLOGY (CAYMAN ISLANDS)                      22,090
       3,470     SUN MICROSYSTEMS, INC.*                                  13,394
                                                                   -------------
                                                                         104,436
                                                                   -------------
              CONSUMER PRODUCTS--2.6%
       1,145     ALTRIA GROUP, INC.                                $      47,197
         710     PROCTER & GAMBLE CO.                                     61,976
         970     THE GILLETTE CO.                                         31,486
                                                                   -------------
                                                                         140,659
                                                                   -------------
              DIVERSIFIED--3.1%
       3,705     GENERAL ELECTRIC CO.                                    109,557
       2,640     TYCO INTERNATIONAL LTD (BERMUDA)                         54,331
                                                                   -------------
                                                                         163,888
                                                                   -------------
              ENTERTAINMENT/LEISURE--0.3%
         390     CARNIVAL CORP.                                           13,490
                                                                   -------------
              FINANCIAL SERVICES--6.2%
         790     CAPITAL ONE FINANCIAL CORP.                              42,186
         760     CIT GROUP, INC.                                          20,710
       2,500     CITIGROUP, INC.                                         108,375
         570     COUNTRYWIDE FINANCIAL CORP.                              38,675
       1,030     FREDDIE MAC                                              54,745
         340     GOLDMAN SACHS GROUP, INC.                                30,087
         700     MORGAN STANLEY                                           34,153
                                                                   -------------
                                                                         328,931
                                                                   -------------
              FOOD/BEVERAGE PRODUCTS--1.5%
         370     PEPSICO, INC.                                            16,480
       1,455     THE COCA-COLA CO.                                        63,321
                                                                   -------------
                                                                          79,801
                                                                   -------------
              HEALTH CARE/HEALTH CARE SERVICES--2.0%
         340     ANTHEM, INC.*                                            24,888
         190     BOSTON SCIENTIFIC CORP.*                                 11,419
         820     GUIDANT CORP.                                            41,164
         420     HCA, INC.                                                15,956
         460     OMNICARE, INC.                                           15,594
                                                                   -------------
                                                                         109,021
                                                                   -------------
              INSURANCE--2.8%
         895     AMBAC FINANCIAL GROUP, INC.                              58,103
         310     AMERICAN INTERNATIONAL GROUP, INC.                       18,467
         990     AON CORP.                                                21,978
         680     RENAISSANCERE HOLDINGS LTD (BERMUDA)                     28,424
       1,572     TRAVELERS PROPERTY CASUALTY CORP., CLASS A               24,193
                                                                   -------------
                                                                         151,165
                                                                   -------------
              INTERNET SERVICES/SOFTWARE--0.4%
         420     EBAY, INC.*                                              23,323
                                                                   -------------
              MACHINERY & ENGINEERING EQUIPMENT--0.3%
         290     INGERSOLL-RAND CO., LTD (BERMUDA), CLASS A               17,261
                                                                   -------------
              MANUFACTURING--0.3%
         190     EATON CORP.                                              17,792
                                                                   -------------
              METALS/MINING--0.6%
       1,130     ALCOA, INC.                                              32,273
                                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

      SHARES                      ISSUER                               VALUE
      ------                      ------                               -----
              MULTI-MEDIA--2.1%
       1,010     AOL TIME WARNER, INC.*                            $      16,524
         620     COMCAST CORP., SPECIAL CLASS A*                          17,583
         190     E.W. SCRIPPS CO., CLASS A                                16,452
       1,320     VIACOM, INC., CLASS B                                    59,400
                                                                   -------------
                                                                         109,959
                                                                   -------------
              OIL & GAS--3.8%
         410     ANADARKO PETROLEUM CORP.                                 17,835
         510     BAKER HUGHES, INC.                                       17,065
         365     CHEVRONTEXACO CORP.                                      26,598
         310     CONOCOPHILLIPS                                           17,310
         668     DEVON ENERGY CORP.                                       34,569
       1,280     EXXON MOBIL CORP.                                        48,256
         720     GLOBALSANTAFE CORP.                                      17,856
         860     ROWAN COMPANIES, INC.*                                   21,534
                                                                   -------------
                                                                         201,023
                                                                   -------------
              PAPER/FOREST PRODUCTS--0.3%
         390     BOWATER, INC.                                            16,891
                                                                   -------------
              PHARMACEUTICALS--5.1%
         370     ABBOTT LABORATORIES                                      14,911
         840     BRISTOL-MYERS SQUIBB CO.                                 21,311
         635     ELI LILLY & CO.                                          42,247
         470     FOREST LABORATORIES, INC.*                               22,090
         650     JOHNSON & JOHNSON                                        32,227
          63     MEDCO HEALTH SOLUTIONS, INC.*                             1,682
         310     MERCK & CO., INC.                                        15,599
       2,611     PFIZER, INC.                                             78,120
       1,010     WYETH                                                    43,279
                                                                   -------------
                                                                         271,466
                                                                   -------------
              RESTAURANTS/FOOD SERVICES--0.6%
         830     DARDEN RESTAURANTS, INC.                                 18,094
         500     YUM! BRANDS, INC.*                                       14,825
                                                                   -------------
                                                                          32,919
                                                                   -------------
              RETAILING--3.7%
         510     ABERCROMBIE & FITCH CO., CLASS A*                        15,524
         860     CVS CORP.                                                28,036
       1,520     HOME DEPOT, INC.                                         48,883
         490     PIER 1 IMPORTS, INC.                                     10,079
         650     TARGET CORP.                                             26,390
       1,165     WAL-MART STORES, INC.                                    68,934
                                                                   -------------
                                                                         197,846
                                                                   -------------
              SEMI-CONDUCTORS--2.5%
         770     ALTERA CORP.*                                            17,279
         290     ANALOG DEVICES, INC.*                                    11,890
       1,805     INTEL CORP.                                              51,658
         520     INTERSIL CORP., CLASS A*                                 15,148
         410     NOVELLUS SYSTEMS, INC.*                                  16,384
         970     TEXAS INSTRUMENTS, INC.                                  23,135
                                                                   -------------
                                                                         135,494
                                                                   -------------
              SHIPPING/TRANSPORTATION--0.4%
         370     UNITED PARCEL SERVICE, INC., CLASS B              $      23,221
                                                                   -------------
              TELECOMMUNICATIONS--1.8%
       1,320     SBC COMMUNICATIONS, INC.                                 29,687
       2,550     SPRINT CORP. - PCS GROUP*                                13,235
       1,453     VERIZON COMMUNICATIONS, INC.                             51,319
                                                                   -------------
                                                                          94,241
                                                                   -------------
              UTILITIES--1.6%
       1,250     PG&E CORP.*                                              27,713
       1,061     PINNACLE WEST CAPITAL CORP.                              36,391
       1,350     XCEL ENERGY, INC.                                        19,778
                                                                   -------------
                                                                          83,882
                                                                   -------------
              TOTAL COMMON STOCKS
              (COST $2,639,607)                                        2,924,538
                                                                   -------------

PRINCIPAL
 AMOUNT
 (USD)
---------
              U.S. TREASURY SECURITIES--7.9%
                 U.S. TREASURY NOTES & BONDS,
$     10,000       2.13%, 10/31/04@+                                      10,087
      65,000       1.13%, 06/30/05+                                       64,190
      95,000       2.63%, 05/15/08+                                       92,009
      50,000       3.25%, 08/15/08                                        49,559
      20,000       3.88%, 02/15/13+                                       19,161
      80,000       4.25%, 08/15/13+                                       78,700
      45,000       7.88%, 02/15/21+                                       58,605
      50,000       5.38%, 02/15/31+                                       51,074
                                                                   -------------
              TOTAL U.S. TREASURY SECURITIES
              (COST $433,500)                                            423,385
                                                                   -------------
              U.S. GOVERNMENT AGENCY SECURITIES--3.4%
                 FEDERAL HOME LOAN MORTGAGE CORP.,
      25,000       4.25%, 06/15/05                                        25,964
      75,000       3.50%, 09/15/07                                        75,098
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION,
      50,000       3.88%, 03/15/05                                        51,596
      25,000       7.13%, 01/15/30                                        29,102
                                                                   -------------
              TOTAL U.S. GOVERNMENT AGENCY SECURITIES
              (COST $179,036)                                            181,760
                                                                   -------------
              STATE AND MUNICIPAL OBLIGATION--0.1%
       5,000     STATE OF ILLINOIS, TAXABLE PENSION, GO,
                   5.10%, 06/01/33
              (COST $5,000)                                                4,375
                                                                   -------------
              CORPORATE NOTES & BONDS--5.7%
              AEROSPACE--0.1%
       5,000     GENERAL DYNAMICS CORP., 2.13%, 05/15/06                   4,925
                                                                   -------------
              AUTOMOTIVE--0.6%
                 FORD MOTOR CREDIT CO.,
      10,000       5.80%, 01/12/09                                         9,710
       5,000       7.25%, 10/25/11                                         5,052
       5,000     GENERAL MOTORS ACCEPTANCE CORP.,
                   8.00%, 11/01/31                                         4,810

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
 AMOUNT
  (USD)                       ISSUER                                   VALUE
---------                     ------                                   -----
              AUTOMOTIVE (CONT'D)
$     10,000     GENERAL MOTORS CORP., 8.38%, 07/15/33             $       9,885
                                                                   -------------
                                                                          29,457
                                                                   -------------
              BANKING--1.0%
       5,000     ABBEY NATIONAL CAPITAL TRUST I,
                   8.96%, 12/31/49, FRN+                                   6,462
                 BANK OF AMERICA CORP.,
       5,000       3.25%, 08/15/08+                                        4,824
       5,000       4.88%, 09/15/12+                                        4,897
       5,000     CBA CAPITAL TRUST I, 5.80%, 12/31/49,#+                   4,936
       5,000     DEUTSCHE BANK FINANCIAL LLC, 5.38%, 03/02/15              4,907
       5,000     HSBC CAPITAL FUNDING LP (CHANNEL ISLANDS),
                   4.61%, 12/31/49, FRN,#                                  4,625
       5,000     KFW INTERNATIONAL FINANCE, INC.,
                   4.75%, 01/24/07                                         5,312
       5,000     POPULAR NORTH AMERICA, INC., 4.25%, 04/01/08              5,005
       5,000     ROYAL BANK OF SCOTLAND GROUP PLC
                   (UNITED KINGDOM), 7.65%, 12/31/49, FRN                  5,825
       5,000     WACHOVIA BANK NA, 5.00%, 08/15/15                         4,839
       5,000     WESTPAC CAPITAL TRUST III, 5.82%, 12/31/49,
                   FRN,#                                                   4,984
                                                                   -------------
                                                                          56,616
                                                                   -------------
              DIVERSIFIED--0.3%
      15,000     GENERAL ELECTRIC CAPITAL CORP.,
                   5.88%, 02/15/12, SER. A, MTN                           15,713
                                                                   -------------
              FINANCIAL SERVICES--1.5%
       5,000     AMERICAN EXPRESS CO., 4.88%, 07/15/13+                    4,875
       5,000     AMERICAN EXPRESS CREDIT CORP.,
                   3.00%, 05/16/08+                                        4,793
       5,000     AMERICAN GENERAL FINANCE CORP.,
                   5.38%, 10/01/12, SER. H, MTN+                           5,028
       5,000     CIT GROUP, INC., 5.50%, 11/30/07+                         5,275
       5,000     CITIGROUP, INC., 7.25%, 10/01/10                          5,726
       5,000     CREDIT SUISSE FIRST BOSTON USA, INC.,
                   5.50%, 08/15/13                                         4,968
                 GOLDMAN SACHS GROUP, INC.,
       5,000       5.70%, 09/01/12                                         5,123
       5,000       4.75%, 07/15/13                                         4,728
                 HOUSEHOLD FINANCE CORP.,
       5,000       8.00%, 07/15/10                                         5,855
       5,000       6.38%, 10/15/11                                         5,352
       5,000     ING CAPITAL FUNDING TRUST III,
                   8.44%, 12/31/49, FRN                                    5,857
      10,000     MORGAN STANLEY, 5.80%, 04/01/07                          10,736
       5,000     SLM CORP., 5.63%, 08/01/33, MTN                           4,568
       5,000     UBS PREFERRED FUNDING TRUST I,
                   8.62%, 12/31/49, FRN                                    6,016
       5,000     UFJ FINANCE AEC (ARUBA), 6.75%, 07/15/13                  4,949
                                                                   -------------
                                                                          83,849
                                                                   -------------
              INSURANCE--0.4%
$      5,000     AEGON NV (THE NETHERLANDS), 4.75%, 06/01/13+      $       4,715
       5,000     AXA FINANCIAL, INC., 7.75%, 08/01/10+                     5,813
       5,000     MONUMENTAL GLOBAL FUNDING II,
                   3.85%, 03/03/08,#                                       4,973
       5,000     NATIONWIDE FINANCIAL SERVICES, INC.,
                   5.90%, 07/01/12                                         5,142
                                                                   -------------
                                                                          20,643
                                                                   -------------
              MULTI-MEDIA--0.2%
       5,000     AOL TIME WARNER, INC., 7.63%, 04/15/31+                   5,413
       5,000     LIBERTY MEDIA CORP., 5.70%, 05/15/13                      4,811
                                                                   -------------
                                                                          10,224
                                                                   -------------
              OIL & GAS--0.2%
       5,000     ANADARKO FINANCE CO., 6.75%, 05/01/11, SER. B+            5,569
       5,000     DEVON FINANCING CORP. ULC, 7.88%, 09/30/31                5,760
                                                                   -------------
                                                                          11,329
                                                                   -------------
              PACKAGING--0.1%
       5,000     SEALED AIR CORP., 6.88%, 07/15/33,#                       4,848
                                                                   -------------
              PIPELINES--0.1%
       5,000     KINDER MORGAN ENERGY PARTNERS LP,
                   7.40%, 03/15/31                                         5,525
                                                                   -------------
              RETAILING--0.1%
       5,000     SAFEWAY, INC., 6.50%, 03/01/11                            5,351
                                                                   -------------
              TELECOMMUNICATIONS--0.6%
       5,000     AT&T BROADBAND CORP., 8.38%, 03/15/13+                    5,939
       5,000     DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV
                   (THE NETHERLANDS), 5.25%, 07/22/13                      4,812
       5,000     FRANCE TELECOM SA (FRANCE), 9.25%, 03/01/11 SUB           5,968
       5,000     SPRINT CAPITAL CORP., 8.75%, 03/15/32                     5,681
      10,000     VERIZON NEW YORK, INC., 6.88%, 04/01/12, SER. A          11,013
                                                                   -------------
                                                                          33,413
                                                                   -------------
              UTILITIES--0.5%
       5,000     CONSOLIDATED EDISON COMPANY OF NEW YORK,
                   5.63%, 07/01/12, SER. 2002-A                            5,181
       5,000     CONSTELLATION ENERGY GROUP, INC.,
                   4.55%, 06/15/15                                         4,405
       5,000     DUKE CAPITAL CORP., 6.25%, 02/15/13                       4,885
       5,000     FLORIDA POWER & LIGHT CO., 4.85%, 02/01/13                4,941
       5,000     NATIONAL RURAL UTILITIES COOPERATIVE
                   FINANCE CORP., 7.25%, 03/01/12, SER. C, MTN             5,647
                                                                   -------------
                                                                          25,059
                                                                   -------------
              TOTAL CORPORATE NOTES & BONDS
              (COST $298,427)                                            306,952
                                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
 AMOUNT
  (USD)                       ISSUER                                   VALUE
---------                     ------                                   -----
              RESIDENTIAL MORTGAGE BACKED SECURITIES--11.7%
              MORTGAGE BACKED PASS-THROUGH SECURITIES--11.7%
$    500,000     FEDERAL HOME LOAN MORTGAGE CORP.,
                   5.50%, 08/15/33, GOLD POOL, TBA                 $     498,173
     126,519     FEDERAL NATIONAL MORTGAGE ASSOCIATION,
                   5.50%, 10/01/32, POOL 657269                          126,081
                                                                   -------------
              TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES
              (COST $631,168)                                            624,254
                                                                   -------------
              COMMERCIAL MORTGAGE BACKED SECURITIES--1.5%
      65,000     CREDIT SUISSE FIRST BOSTON MORTGAGE
                   SECURITIES CORP., 3.94%, 05/15/38, SER.
                   2003-C3, CLASS A5                                      58,847
      20,000     LB-UBS COMMERCIAL MORTGAGE TRUST,
                   6.65%, 11/15/27, SER. 2001-C2, CLASS A2                22,018
                                                                   -------------
              TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
              (COST $85,421)                                              80,865
                                                                   -------------
              ASSET BACKED SECURITIES--4.3%
      25,000     AMERICREDIT AUTOMOBILE RECEIVABLES TRUST,
                   5.37%, 06/12/08, SER. 2001-B, CLASS A4+                25,876
       5,000     BANK ONE ISSUANCE TRUST,
                   4.77%, 02/16/16, SER. 2003-C3, CLASS C3+                4,506
                 CAPITAL AUTO RECEIVABLES ASSET TRUST,
      10,000       1.15%, 02/15/07, SER. 2003-2, CLASS A3B, FRN            9,999
       5,000       1.96%, 01/15/09, SER. 2003-2, CLASS A4A                 4,806
      45,000     CAPITAL ONE MASTER TRUST,
                   5.45%, 03/16/09, SER. 2001-3A, CLASS A                 47,556
       5,000     CITIBANK CREDIT CARD ISSUANCE TRUST,
                   5.00%, 06/10/15, SER. 2003-C4, CLASS C4                 4,542
       5,000     DISCOVER CARD MASTER TRUST I,
                   1.16%, 05/16/07, SER. 2002-5, CLASS A, FRN              4,997
      15,000     FORD CREDIT AUTO OWNER TRUST,
                   5.25%, 09/15/05, SER. 2001-C, CLASS A5                 15,298
      20,000     HOUSEHOLD AUTOMOTIVE TRUST,
                   2.22%, 11/17/09, SER. 2003-1, CLASS A4                 19,411
      45,000     MBNA CREDIT CARD MASTER NOTE TRUST,
                   5.75%, 10/15/08, SER. 2001-A1, CLASS A1                48,583
      15,000     NISSAN AUTO RECEIVABLES OWNER TRUST,
                   2.05%, 03/16/09, SER. 2003-B, CLASS A4                 14,519
       5,000     ONYX ACCEPTANCE GRANTOR TRUST,
                   2.66%, 05/17/10, SER. 2003-C, CLASS A4                  4,913
       4,989     OPTION ONE MORTGAGE LOAN TRUST,
                   1.43%, 07/01/33, SER. 2003-5, CLASS A2, FRN             4,994
                 RESIDENTIAL ASSET SECURITIES CORP.,
       7,344       1.36%, 07/25/32, SER. 2002-KS4, CLASS AIIB,
                     FRN                                                   7,332
       9,916       1.40%, 07/25/33, SER. 2003-KS5, CLASS AIIB,
                     FRN                                                   9,897
       5,000     WACHOVIA ASSET SECURITIZATION, INC.,
                   1.54%, 12/25/32, SER. 2002-HE2, CLASS A, FRN            5,009
                                                                   -------------
              TOTAL ASSET BACKED SECURITIES
              (COST $227,133)                                            232,238
                                                                   -------------
              TOTAL LONG-TERM INVESTMENTS
              (COST $4,499,292)                                        4,778,367
                                                                   -------------

    SHARES                    ISSUER                                   VALUE
    ------                    ------                                   -----
              SHORT-TERM INVESTMENT--10.7%
              MONEY MARKET FUND--10.7%
     573,809     JPMORGAN PRIME MONEY MARKET FUND(a)+
              (COST $573,809)                                      $     573,809
                                                                   -------------
              TOTAL INVESTMENTS--100.0%
              (COST $5,073,101)                                    $   5,352,176
                                                                   =============

FUTURES CONTRACTS

                                                         NOTIONAL     UNREALIZED
 NUMBER                                                  VALUE AT    APPRECIATION/
   OF                                    EXPIRATION      8/31/03    (DEPRECIATION)
CONTRACTS        DESCRIPTION                DATE          (USD)         (USD)
-----------------------------------------------------------------------------------
           LONG FUTURES OUTSTANDING
    1      2 Year Treasury Notes       December, 2003   $  213,047     $  402

           SHORT FUTURES OUTSTANDING
   (2)     5 Year Treasury Notes       December, 2003     (219,719)      (423)

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                U.S. GOVERNMENT INCOME PORTFOLIO
                                  PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2003

PRINCIPAL
 AMOUNT
  (USD)                       ISSUER                                   VALUE
---------                     ------                                   ------
              LONG-TERM INVESTMENTS--93.3%
              U.S. TREASURY SECURITIES--56.1%
                 U.S. TREASURY NOTES & BONDS,
$     65,000       3.38%, 04/30/04                                 $      65,960
     250,000       1.13%, 06/30/05                                       246,885
     115,000       3.50%, 11/15/06                                       118,046
      90,000       3.00%, 11/15/07                                        89,546
     100,000       2.63%, 05/15/08                                        96,852
      60,000       4.38%, 08/15/12                                        60,038
      35,000       4.25%, 08/15/13                                        34,431
      25,000       3.88%, 02/15/13                                        23,951
     150,000       8.50%, 02/15/20+                                      205,342
      85,000       6.25%, 08/15/23                                        94,353
      75,000       6.75%, 08/15/26                                        88,623
       5,000       6.13%, 08/15/29                                         5,533
      15,000       6.25%, 05/15/30                                        16,930
                                                                   -------------
              TOTAL U.S. TREASURY SECURITIES
              (COST $1,114,244)                                        1,146,490
                                                                   -------------
              U.S. GOVERNMENT AGENCY SECURITIES--29.2%
     210,001     FEDERAL FARM CREDIT BANK, 3.88%, 12/15/04               215,793
                 FEDERAL HOME LOAN BANK,
     175,000       2.13%, 12/15/04                                       176,172
      35,000       4.50%, 11/15/12                                        34,081
     180,000     FEDERAL HOME LOAN MORTGAGE CORP.,
                   4.50%, 07/15/13                                       172,229
                                                                   -------------
              TOTAL U.S. GOVERNMENT AGENCY SECURITIES
              (COST $599,093)                                            598,275
                                                                   -------------
              RESIDENTIAL MORTGAGE BACKED SECURITY--8.0%
              MORTGAGE BACKED PASS-THROUGH SECURITY--8.0%
     165,000     FEDERAL NATIONAL MORTGAGE ASSOCIATION,
                   5.50%, 09/25/33, TBA+
              (COST $162,473)                                            164,278
                                                                   -------------
              TOTAL LONG-TERM INVESTMENTS
              (COST $1,875,810)                                        1,909,043
                                                                   -------------

      SHARES
      ------
              SHORT-TERM INVESTMENT--6.7%
              MONEY MARKET FUND--6.7%
     136,406     JPMORGAN U.S. GOVERNMENT MONEY
                   MARKET FUND(a)
              (COST $136,406)                                            136,406
                                                                   -------------
              TOTAL INVESTMENTS--100.0%
              (COST $2,012,216)                                    $   2,045,449
                                                                   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2003

PRINCIPAL
 AMOUNT
  (USD)                       ISSUER                                   VALUE
---------                     ------                                   -----
              MONEY MARKET INSTRUMENTS--100.0%
              U.S. TREASURY SECURITY--51.8%
$  1,047,000    U.S. TREASURY BILL, 0.96%, 09/25/03
              (COST $1,046,327)                                    $   1,046,327
                                                                   -------------
              U.S. GOVERNMENT AGENCY SECURITIES--48.2%
     300,000    FEDERAL HOME LOAN BANK, DN, 0.99%, 09/17/03              299,868
     260,000    FEDERAL HOME LOAN MORTGAGE CORP., DN,
                   0.94%, 12/22/03                                       259,240
     260,000    FEDERAL NATIONAL MORTGAGE ASSOCIATION, DN,
                   0.92%, 12/10/03                                       259,339
     155,000    STUDENT LOAN MARKETING ASSOCIATION, DN,
                   0.93%, 09/02/03                                       154,996
                                                                   -------------
              TOTAL U.S. GOVERNMENT AGENCY SECURITIES
              (COST $973,443)                                            973,443
                                                                   -------------
              TOTAL INVESTMENTS--100.0%
              (COST $2,019,770)**                                  $   2,019,770
                                                                   =============

INDEX:

    *  = Non-income producing security.
    ** = The cost of securities is substantially the same for federal income tax purposes.
    #  = All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
    +  = All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, or delayed delivery securities.
    @  = Security is fully or partially segregated with brokers as initial margin for futures contracts.
   (a) = Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
   ADR = American Depositary Receipt.
   DN  = Discount Note. The rate shown is the effective yield at the date of purchase.
   FRN = Floating Rate Note. The maturity date is the actual maturity date; the rate shown is the rate in effect as August 31, 2003.
   GDR = Global Depositary Receipt.
   GO  = General Obligation Bond.
   MTN = Medium Term Note.
   SUB = Step-up Bond. The rate shown is the rate in effect as August 31, 2003. SER.= Series.
   TBA = To Be Announced.
   USD = United States Dollar.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                             STATEMENT OF ASSETS AND LIABILITIES
                                                                 AUGUST 31, 2003

                                                 GROWTH AND      CAPITAL   INTERNATIONAL      ASSET    U.S. GOVERNMENT     MONEY
                                                   INCOME        GROWTH       EQUITY       ALLOCATION       INCOME        MARKET
                                                  PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                ------------  ------------ -------------  ------------ --------------- ------------
ASSETS:
  Investment securities, at value               $  6,454,760  $  5,218,785  $  4,583,572  $  5,352,176  $  2,045,449   $  2,019,770
  Cash                                                   546           354        18,113           274            --             59
  Foreign currency, at value                              --            --         4,819            --            --             --
  Receivables:
    Investment securities sold                        18,984            --        11,272       165,297            --             --
    Interest and dividends                            12,196           731         8,251        14,508         9,636             --
    Foreign tax reclaim                                   --            --         9,467            --            --             --
    Expense reimbursement from Administrator           2,713         4,642         8,934         6,691         6,249          5,271
                                                ------------  ------------  ------------  ------------  ------------   ------------
      TOTAL ASSETS                                 6,489,199     5,224,512     4,644,428     5,538,946     2,061,334      2,025,100
                                                ------------  ------------  ------------  ------------  ------------   ------------
LIABILITIES:
  Payables:
    Investment securities purchased                   34,598            --            --       663,493       196,942             --
    Fund shares redeemed                              62,418        52,148           251         8,540           281             --
    Variation margin                                      --            --            --           219            --             --
  Accrued liabilities:
    Custodian fees                                     7,622         5,648         4,850         7,178         6,265         11,386
    Trustees' fees--deferred compensation plan         3,258         1,584         1,994         2,204         1,128          1,266
    Other                                             30,446        32,488        35,900        28,551        29,054         21,195
                                                ------------  ------------  ------------  ------------  ------------   ------------
      TOTAL LIABILITIES                              138,342        91,868        42,995       710,185       233,670         33,847
                                                ------------  ------------  ------------  ------------  ------------   ------------
NET ASSETS:
  Paid in capital                                  8,219,905     4,946,135     5,933,239     6,197,678     1,481,763      1,989,391
  Accumulated undistributed (overdistributed)
    net investment income                             47,359        (1,586)       67,775        48,190        66,871          1,831
  Accumulated net realized gain (loss) on
    investments, futures and foreign exchange
    transactions                                  (2,312,537)     (594,912)   (1,209,199)   (1,696,161)      245,797             31
  Net unrealized appreciation (depreciation)
    of investments, futures and foreign
    currency translations                            396,130       783,007      (190,382)      279,054        33,233             --
                                                ------------  ------------  ------------  ------------  ------------   ------------
      NET ASSETS APPLICABLE TO INVESTORS'
        BENEFICIAL INTERESTS                    $  6,350,857  $  5,132,644  $  4,601,433  $  4,828,761  $  1,827,664   $  1,991,253
                                                ============  ============  ============  ============  ============   ============
      Shares of beneficial interest outstanding
        ($0.001 par value; unlimited number of
        shares authorized)                           613,053       484,566       591,209       551,693       189,863      1,989,339
      Net asset value, maximum offering price
        per share and redemption price per
        share                                   $      10.36  $      10.59  $       7.78  $       8.75  $       9.63   $       1.00
                                                ============  ============  ============  ============  ============   ============
      Cost of investments                       $  6,058,630  $  4,435,778  $  4,774,043  $  5,073,101  $  2,012,216   $  2,019,770
                                                ============  ============  ============  ============  ============   ============
      Cost of foreign currency                  $         --  $         --  $      4,814  $         --  $         --   $         --
                                                ============  ============  ============  ============  ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2003

                                                 GROWTH AND      CAPITAL   INTERNATIONAL      ASSET    U.S. GOVERNMENT     MONEY
                                                   INCOME        GROWTH        EQUITY      ALLOCATION       INCOME        MARKET
                                                  PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                ------------  ------------ -------------  ------------ --------------- ------------
INVESTMENT INCOME:
  Interest                                      $         --  $         --  $         --  $     70,213  $    157,151   $     40,640
  Dividend                                           136,782        11,201       129,374        47,599            --             --
  Dividend income from affiliated investments*         1,462         1,240            --        13,479        10,593             --
  Foreign tax withheld                                    --            --       (15,747)           --            --             --
                                                ------------  ------------  ------------  ------------  ------------   ------------
    TOTAL INVESTMENT INCOME                          138,244        12,441       113,627       131,291       167,744         40,640
                                                ------------  ------------  ------------  ------------  ------------   ------------
EXPENSES:
  Investment advisory fees                            38,281        28,715        33,567        29,855        22,847          7,522
  Administration fees                                  9,570         7,179         6,294         8,143         6,854          4,513
  Accounting fees                                         --            --        64,839            --            --             --
  Custodian fees                                      31,610        30,235        13,695        45,225        33,901          9,570
  Printing and postage                                 6,967         4,647         4,882         3,686         5,243          3,624
  Professional fees                                   34,805        39,214        46,261        39,515        32,568         24,907
  Transfer agent fees                                 14,028        13,316        16,586        13,878        11,550         10,404
  Trustees' fees                                          64            48            42            54            46             31
  Other                                                6,005         6,232         7,180         6,183         5,594          4,832
                                                ------------  ------------  ------------  ------------  ------------   ------------
    TOTAL EXPENSES                                   141,330       129,586       193,346       146,539       118,603         65,403
                                                ------------  ------------  ------------  ------------  ------------   ------------
Less amounts waived                                   47,851        35,894        39,861        37,998        29,701         12,035
Less expense reimbursements                           36,050        50,108       107,331        62,382        52,298         36,819
Less earnings credits                                      8           511            --            19            49             --
                                                ------------  ------------  ------------  ------------  ------------   ------------
    NET EXPENSES                                      57,421        43,073        46,154        46,140        36,555         16,549
                                                ------------  ------------  ------------  ------------  ------------   ------------
    NET INVESTMENT INCOME (LOSS)                      80,823       (30,632)       67,473        85,151       131,189         24,091
                                                ------------  ------------  ------------  ------------  ------------   ------------
NET REALIZED GAIN (LOSS) ON TRANSACTIONS FROM:
  Investments                                       (963,229)     (567,928)     (280,371)     (275,707)      288,354             31
  Futures                                                 --            --            --       (14,667)           --             --
  Foreign currency                                        --            --         2,714            --            --             --
CHANGE IN NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF:
  Investments                                      1,509,993     1,592,599       500,501       531,907      (235,372)            --
  Futures                                                 --            --            --        23,539            --             --
  Foreign currency translations                           --            --         1,079            --            --             --
                                                ------------  ------------  ------------  ------------  ------------   ------------
Net realized and unrealized gain (loss)              546,764     1,024,671       223,923       265,072        52,982             31
                                                ------------  ------------  ------------  ------------  ------------   ------------
Net increase (decrease) in net assets from
  operations                                    $    627,587  $    994,039  $    291,396  $    350,223  $    184,171   $     24,122
                                                ============  ============  ============  ============  ============   ============
*  Includes Reimbursements of Investment
   Advisory and Administration fees:            $        244  $        158  $         --  $      1,725  $      1,287   $         --

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                              STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE PERIODS INDICATED

                                                   GROWTH AND INCOME            CAPITAL GROWTH           INTERNATIONAL EQUITY
                                                       PORTFOLIO                   PORTFOLIO                  PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                  YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
                                                  ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                 8/31/03       8/31/02       8/31/03       8/31/02       8/31/03       8/31/02
                                              ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss)                $     80,823  $    100,865  $    (30,632) $    (26,107) $     67,473  $     48,854
  Net realized gain (loss) on investments,
    futures and foreign exchange transactions     (963,229)     (881,803)     (567,928)      420,201      (277,657)     (712,959)
  Change in net unrealized appreciation
    (depreciation) on investments, futures
    and foreign currency translations            1,509,993      (719,509)    1,592,599    (2,071,240)      501,580       278,229
                                              ------------  ------------  ------------  ------------  ------------  ------------
    INCREASE (DECREASE) IN NET ASSETS FROM
      OPERATIONS                                   627,587    (1,500,447)      994,039    (1,677,146)      291,396      (385,876)
                                              ------------  ------------  ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                           (101,287)     (158,117)           --        (1,217)      (67,750)           --
  Net realized gain on investment
    transactions                                        --            --      (962,703)           --            --            --
                                              ------------  ------------  ------------  ------------  ------------  ------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS           (101,287)     (158,117)     (962,703)       (1,217)      (67,750)           --
                                              ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares issued                      120,953       117,157       227,262       142,281        95,931        74,842
  Dividends reinvested                             101,287       158,117       962,703         1,217        67,750            --
  Cost of shares redeemed                       (1,574,502)   (3,072,327)   (1,362,946)   (3,617,731)     (342,935)     (575,277)
                                              ------------  ------------  ------------  ------------  ------------  ------------
    INCREASE (DECREASE) FROM CAPITAL SHARE
      TRANSACTIONS                              (1,352,262)   (2,797,053)     (172,981)   (3,474,233)     (179,254)     (500,435)
                                              ------------  ------------  ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (825,962)   (4,455,617)     (141,645)   (5,152,596)       44,392      (886,311)
NET ASSETS:
  Beginning of period                            7,176,819    11,632,436     5,274,289    10,426,885     4,557,041     5,443,352
                                              ------------  ------------  ------------  ------------  ------------  ------------
  End of period                               $  6,350,857  $  7,176,819  $  5,132,644  $  5,274,289  $  4,601,433  $  4,557,041
                                              ============  ============  ============  ============  ============  ============
Accumulated undistributed
  (overdistrubuted) net investment income     $     47,359  $     67,823  $     (1,586) $     (1,918) $     67,775  $     65,338
                                              ------------  ------------  ------------  ------------  ------------  ------------
Share Transactions:
  Issued                                            12,549        11,091        22,820        10,834        13,312         9,480
  Reinvested                                        10,950        14,335       112,071            87         9,876            --
  Redeemed                                        (169,693)     (286,609)     (144,895)     (282,163)      (50,220)      (74,907)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Change in Shares                                  (146,194)     (261,183)      (10,004)     (271,242)      (27,032)      (65,427)
                                              ============  ============  ============  ============  ============  ============

                                                   ASSET ALLOCATION         U.S. GOVERNMENT INCOME           MONEY MARKET
                                                      PORTFOLIO                   PORTFOLIO                    PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                  YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
                                                  ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                 8/31/03       8/31/02       8/31/03       8/31/02       8/31/03       8/31/02
                                              ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)                $     85,151  $    110,842  $    131,189  $    218,711  $     24,091  $     61,574
  Net realized gain (loss) on investments,
    futures and foreign exchange transactions     (290,374)     (725,672)      288,354       206,984            31           638
  Change in net unrealized appreciation
    (depreciation) on investments, futures
    and foreign currency translations              555,446           566      (235,372)      101,074            --            --
                                              ------------  ------------  ------------  ------------  ------------  ------------
    INCREASE (DECREASE) IN NET ASSETS FROM
      OPERATIONS                                   350,223      (614,264)      184,171       526,769        24,122        62,212
                                              ------------  ------------  ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                             (120,067)     (205,827)     (238,159)     (355,820)      (22,237)      (61,574)
Net realized gain on investment
  transactions                                          --            --      (137,744)      (84,486)          (66)         (138)
                                              ------------  ------------  ------------  ------------  ------------  ------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS           (120,067)     (205,827)     (375,903)     (440,306)      (22,303)      (61,712)
                                              ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares issued                       23,491        64,303       305,094       472,485       283,023       548,026
  Dividends reinvested                             120,067       205,827       375,903       440,306        22,303        59,898
  Cost of shares redeemed                       (1,685,965)     (599,602)   (4,789,465)   (1,043,067)   (1,897,547)     (901,383)
                                              ------------  ------------  ------------  ------------  ------------  ------------
    INCREASE (DECREASE) FROM CAPITAL SHARE
      TRANSACTIONS                              (1,542,407)     (329,472)   (4,108,468)     (130,276)   (1,592,221)     (293,459)
                                              ------------  ------------  ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS         (1,312,251)   (1,149,563)   (4,300,200)      (43,813)   (1,590,402)     (292,959)
NET ASSETS:
  Beginning of period                            6,141,012     7,290,575     6,127,864     6,171,677     3,581,655     3,874,614
                                              ------------  ------------  ------------  ------------  ------------  ------------
  End of period                               $  4,828,761  $  6,141,012  $  1,827,664  $  6,127,864  $  1,991,253  $  3,581,655
                                              ============  ============  ============  ============  ============  ============
Accumulated undistributed
  (overdistrubuted) net investment income     $     48,190  $     83,096  $     66,871  $    173,841  $      1,831  $        (23)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Share Transactions:
  Issued                                             2,803         7,303        30,164        50,246       283,023       548,026
  Reinvested                                        14,823        22,037        39,116        47,962        22,303        59,898
  Redeemed                                        (208,200)      (67,990)     (489,808)     (107,913)   (1,897,547)     (901,383)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Change in Shares                                  (190,574)      (38,650)     (420,528)       (9,705)   (1,592,221)     (293,459)
                                              ============  ============  ============  ============  ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                 GROWTH AND INCOME PORTFOLIO
                                                -------------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31,
                                                   2003         2002         2001         2000        1999
                                                   ----         ----         ----         ----        ----
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period          $     9.45   $    11.40   $    13.91   $    12.63  $    12.36
                                                ----------   ----------   ----------   ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.13         0.15         0.14         0.11        0.06
  Net gains (losses) on investments
    (both realized and unrealized)                    0.92        (1.92)       (2.53)        1.21        2.58
                                                ----------   ----------   ----------   ----------  ----------
    TOTAL FROM INVESTMENT OPERATIONS                  1.05        (1.77)       (2.39)        1.32        2.64
                                                ----------   ----------   ----------   ----------  ----------
LESS DISTRIBUTIONS FROM:
  Net investment income                               0.14         0.18         0.12         0.04        0.09
  Net realized gains                                    --           --           --           --        2.28
                                                ----------   ----------   ----------   ----------  ----------
    TOTAL DISTRIBUTIONS                               0.14         0.18         0.12         0.04        2.37
                                                ----------   ----------   ----------   ----------  ----------
NET ASSET VALUE, END OF PERIOD                  $    10.36   $     9.45   $    11.40   $    13.91  $    12.63
                                                ==========   ==========   ==========   ==========  ==========
TOTAL RETURN                                         11.33%      (15.77%)     (17.29%)      10.44%      21.23%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (thousands)       $    6,351   $    7,177   $   11,632   $   16,223  $   19,153
  Ratios to Average Net Assets:
    Expenses                                          0.90%        0.90%        0.90%        0.90%       0.90%
    Net investment income (loss)                      1.27%        1.06%        0.99%        0.73%       0.54%
    Expenses without waivers,
      reimbursements and earning credits              2.21%        1.95%        1.51%        1.37%       1.33%
    Net investment income (loss) without
      waivers, reimbursements and
      earning credits                                (0.04%)       0.01%        0.38%        0.26%       0.11%
Portfolio turnover                                      33%          57%          14%          65%        114%

                                                                   CAPITAL GROWTH PORTFOLIO
                                                --------------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31,
                                                   2003         2002          2001          2000         1999
                                                   ----         ----          ----          ----         ----
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period          $    10.66   $    13.62    $    16.31    $    13.75   $    11.72
                                                ----------   ----------    ----------    ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       (0.07)       (0.06)           --(a)      0.03          0.07
  Net gains (losses) on investments
    (both realized and unrealized)                    2.10        (2.90)        (1.73)         3.54         3.37
                                                ----------   ----------    ----------    ----------   ----------
    TOTAL FROM INVESTMENT OPERATIONS                  2.03        (2.96)        (1.73)         3.57         3.44
                                                ----------   ----------    ----------    ----------   ----------
LESS DISTRIBUTIONS FROM:
  Net investment income                                 --           --(a)         --          0.09         0.09
  Net realized gains                                  2.10           --          0.96          0.92         1.32
                                                ----------   ----------    ----------    ----------   ----------
    TOTAL DISTRIBUTIONS                               2.10           --          0.96          1.01         1.41
                                                ----------   ----------    ----------    ----------   ----------
NET ASSET VALUE, END OF PERIOD                  $    10.59   $    10.66    $    13.62    $    16.31   $    13.75
                                                ==========   ==========    ==========    ==========   ==========
TOTAL RETURN                                         23.63%      (21.72%)      (10.70%)       27.92%       30.59%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (thousands)       $    5,133   $    5,274    $   10,427    $   13,177   $   12,649
  Ratios to Average Net Assets:
    Expenses                                          0.90%        0.90%         0.90%         0.90%        0.90%
    Net investment income (loss)                     (0.64%)      (0.34%)       (0.01%)        0.21%        0.59%
    Expenses without waivers,
      reimbursements and earning credits              2.71%        2.29%         1.75%         1.69%        1.70%
    Net investment income (loss) without
      waivers, reimbursements and
      earning credits                                (2.45%)      (1.73%)       (0.86%)       (0.58%)      (0.21%)
Portfolio turnover                                      53%          98%           47%          128%          27%

                                                                 INTERNATIONAL EQUITY PORTFOLIO
                                                --------------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31,
                                                   2003         2002         2001         2000         1999
                                                   ----         ----         ----         ----         ----
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period          $     7.37   $     7.96   $    13.30   $    11.36   $     9.63
                                                ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.11         0.08         0.08        (0.03)          --
  Net gains (losses) on investments
    (both realized and unrealized)                    0.41        (0.67)       (2.98)        2.38         2.32
                                                ----------   ----------   ----------   ----------   ----------
    TOTAL FROM INVESTMENT OPERATIONS                  0.52        (0.59)       (2.90)        2.35         2.32
                                                ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS FROM:
  Net investment income                               0.11           --           --           --         0.10
  Net realized gains                                    --           --         2.44         0.41         0.49
                                                ----------   ----------   ----------   ----------   ----------
    TOTAL DISTRIBUTIONS                               0.11           --         2.44         0.41         0.59
                                                ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                  $     7.78   $     7.37   $     7.96   $    13.30   $    11.36
                                                ==========   ==========   ==========   ==========   ==========
TOTAL RETURN                                          7.28%       (7.41%)     (24.76%)      20.58%       25.03%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (thousands)       $    4,601   $    4,557   $    5,443   $    7,960   $    7,337
  Ratios to Average Net Assets:
    Expenses                                          1.10%        1.10%        1.10%        1.10%        1.10%
    Net investment income (loss)                      1.60%        0.95%        0.71%       (0.15%)       0.04%
    Expenses without waivers,
      reimbursements and earning credits              4.60%        3.88%        3.38%        2.62%        3.24%
    Net investment income (loss) without
      waivers, reimbursements and
      earning credits                                (1.90%)      (1.83%)      (1.57%)      (1.67%)      (2.10%)
Portfolio turnover                                      16%          74%          98%         102%         170%

                                                                      ASSET ALLOCATION PORTFOLIO
                                                -------------------------------------------------------------------
                                                                         YEAR ENDED AUGUST 31,
                                                   2003         2002         2001           2000          1999
                                                   ----         ----         ----           ----          ----
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period          $     8.27   $     9.34   $      11.31   $      10.72  $      10.64
                                                ----------   ----------   ------------   ------------  ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.15         0.15           0.25           0.29          0.24
  Net gains (losses) on investments
    (both realized and unrealized)                    0.50        (0.95)         (1.95)          0.68          1.04
                                                ----------   ----------   ------------   ------------  ------------
    TOTAL FROM INVESTMENT OPERATIONS                  0.65        (0.80)         (1.70)          0.97          1.28
                                                ----------   ----------   ------------   ------------  ------------
LESS DISTRIBUTIONS FROM:
  Net investment income                               0.17         0.27           0.27           0.30          0.18
  Net realized gains                                    --           --             --           0.08          1.02
                                                ----------   ----------   ------------   ------------  ------------
    TOTAL DISTRIBUTIONS                               0.17         0.27           0.27           0.38          1.20
                                                ----------   ----------   ------------   ------------  ------------
NET ASSET VALUE, END OF PERIOD                  $     8.75   $     8.27   $       9.34   $      11.31  $      10.72
                                                ==========   ==========   ============   ============  ============
TOTAL RETURN                                          7.97%       (8.90%)       (15.20%)         9.31%        11.88%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (thousands)       $    4,829   $    6,141   $      7,291   $      9,112  $      9,324
  Ratios to Average Net Assets:
    Expenses                                          0.85%        0.85%          0.85%          0.85%         0.85%
    Net investment income (loss)                      1.57%        1.59%          2.39%          2.52%         2.48%
    Expenses without waivers,
      reimbursements and earning credits              2.70%        3.31%          2.25%          2.16%         1.90%
    Net investment income (loss) without
      waivers, reimbursements and
      earning credits                                (0.28%)      (0.87%)         0.99%          1.21%         1.43%
Portfolio turnover                                     243%         312%           100%           145%          112%

(a) Amount is less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    U.S. GOVERNMENT INCOME PORTFOLIO
                                                      -----------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
                                                         2003         2002        2001        2000        1999
                                                         ----         ----        ----        ----        ----
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period                $    10.04   $     9.95  $     9.44  $     9.51  $    10.12
                                                      ----------   ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              0.45         0.37        0.51        0.59        0.52
  Net gains (losses) on investments
    (both realized and unrealized)                         (0.26)        0.45        0.46        0.10       (0.62)
                                                      ----------   ----------  ----------  ----------  ----------
    TOTAL FROM INVESTMENT OPERATIONS                        0.19         0.82        0.97        0.69       (0.10)
                                                      ----------   ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS FROM:
  Net investment income                                     0.38         0.59        0.46        0.58        0.51
  Net realized gains                                        0.22         0.14          --        0.18          --
                                                      ----------   ----------  ----------  ----------  ----------
    TOTAL DISTRIBUTIONS                                     0.60         0.73        0.46        0.76        0.51
                                                      ----------   ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                        $     9.63   $    10.04  $     9.95  $     9.44  $     9.51
                                                      ==========   ==========  ==========  ==========  ==========
TOTAL RETURN                                                1.97%        8.92%      10.53%       7.80%      (1.15%)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (thousands)             $    1,828   $    6,128  $    6,172  $    5,885  $    6,433
  Ratios to Average Net Assets:
    Expenses                                                0.80%        0.80%       0.80%       0.80%       0.80%
    Net investment income (loss)                            2.87%        3.61%       5.21%       5.70%       5.35%
    Expenses without waivers,
      reimbursements and earning credits                    2.59%        2.47%       2.26%       2.49%       1.97%
    Net investment income (loss) without
      waivers, reimbursements and
      earning credits                                       1.08%        1.94%       3.75%       4.01%       4.18%
Portfolio turnover                                           249%         458%         91%         37%         31%

                                                                          MONEY MARKET PORTFOLIO
                                                      -------------------------------------------------------------
                                                                            YEAR ENDED AUGUST 31,
                                                         2003          2002          2001        2000        1999
                                                         ----          ----          ----        ----        ----
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period                $     1.00    $     1.00    $     1.00  $     1.00  $     1.00
                                                      ----------    ----------    ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              0.01          0.02          0.05        0.05        0.05
  Net gains (losses) on investments
    (both realized and unrealized)                            --(a)        --            --          --          --
                                                      ----------    ----------    ----------  ----------  ----------
    TOTAL FROM INVESTMENT OPERATIONS                        0.01          0.02          0.05        0.05        0.05
                                                      ----------    ----------    ----------  ----------  ----------
LESS DISTRIBUTIONS FROM:
  Net investment income                                     0.01          0.02          0.05        0.05        0.05
  Net realized gains                                          --(a)         --(a)         --          --          --
                                                      ----------    ----------    ----------  ----------  ----------
    TOTAL DISTRIBUTIONS                                     0.01          0.02          0.05        0.05        0.05
                                                      ----------    ----------    ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                        $     1.00    $     1.00    $     1.00  $     1.00  $     1.00
                                                      ==========    ==========    ==========  ==========  ==========
TOTAL RETURN                                                0.70%         1.62%         5.05%       5.57%       4.66%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (thousands)             $    1,991    $    3,582    $    3,875  $    3,883  $    3,991
  Ratios to Average Net Assets:
    Expenses                                                0.55%         0.55%         0.55%       0.55%       0.55%
    Net investment income (loss)                            0.80%         1.61%         4.90%       5.43%       4.54%
    Expenses without waivers,
      reimbursements and earning credits                    2.17%         2.55%         2.77%       2.51%       2.28%
    Net investment income (loss) without
      waivers, reimbursements and
      earning credits                                      (0.82%)       (0.39%)        2.68%       3.47%       2.81%
Portfolio turnover                                            --            --            --          --          --

(a) Amount is less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION--Mutual Fund Variable Annuity Trust ("MFVAT"), (the "Trust") was organized on April 14, 1994 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust was established to provide a funding medium for variable annuity contracts issued by life insurance companies. Shares of the Trust are issued only to insurance company separate accounts in connection with variable annuity contracts. The Trust issues six separate series of shares (the "Portfolio(s)"), each of which represents a separately managed portfolio of securities with its own investment objectives. The Portfolios are the Growth and Income Portfolio ("GIP"), Capital Growth Portfolio ("CGP"), International Equity Portfolio ("IEP"), Asset Allocation Portfolio ("AAP"), U.S. Government Income Portfolio ("USGIP") and Money Market Portfolio ("MMP").

     On July 17, 2003, the Board of Trustees of MFVAT and on June 12, 2003, the Board of Trustees of SunAmerica Series Trust ("SAST", together with MFVAT, the "Trusts"), approved an agreement and plan of reorganization pursuant to which each Current Fund listed in the table below will transfer all of its assets and liabilities to a Successor Fund listed across from it in the table below in exchange for shares of such Successor Fund (each, a "reorganization") subject to approval by shareholders of the applicable Current Fund. Upon consummation of a reorganization, each shareholder of the Current Fund would receive the number of Class 1 shares of the applicable Successor Fund with a total net asset value equal to the total net asset value of such shareholder's Current Fund shares on the date of the exchange. If a reorganization is approved by shareholders of a Current Fund, such Current Fund's existence as a series of MFVAT will be terminated following the applicable reorganization. If all reorganizations are approved, it is the intention of the Board of Trustees of MFVAT to terminate MFVAT.

     A special meeting of shareholders of each Current Fund has been called for Monday, December 1, 2003, to consider the applicable reorganization and related transactions. Before these special meetings, shareholders will receive a combined prospectus/proxy statement containing information about the proposed reorganization relating to their Current Fund and information about the relevant Successor Fund. If approved by the shareholders of a Current Fund, the applicable reorganization will take place on Friday, December 5, 2003, or another date determined by the Trusts that are involved in the particular reorganization.

            CURRENT FUND                                 SUCCESSOR FUND
     ------------------------------------   -----------------------------------------
     Growth and Income Portfolio            Davis Venture Value Portfolio
     Capital Growth Portfolio               Marsico Growth Portfolio
     International Equity Portfolio         International Growth and Income Portfolio
     Asset Allocation Portfolio             MFS Total Return Portfolio
     U.S. Government Income Portfolio       Cash Management Portfolio
     Money Market Portfolio                 Cash Management Portfolio

     Effective August 20, 2003, the Portfolios closed to new shareholders.

2.   SIGNIFICANT ACCOUNTING POLICIES

     THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE PORTFOLIOS:

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS--Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quotes by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and ask quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Portfolios will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Valuations of securities may be based upon current market prices of securities, which are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed and such differences could have been material. For foreign securities, if activity in the local shares indicates that a current local price should be used, or the market quotation is determined to be not readily available or unreliable or material events or conditions affecting the value of a portfolio security has occurred since the last sale, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

          Money market instruments held in the MMP are valued at amortized cost which approximates market value. The MMP's use of amortized cost is subject to the MMP's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. FUTURES CONTRACTS--When a Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Portfolio makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

          The Portfolios may invest in exchange-traded interest rate futures for hedging purposes, to either modify the duration of the Portfolios, modify the yield curve exposure of the Portfolios, or in anticipation of buying or selling a specific security.

          IEP may invest in index futures contracts to control the asset mix of the Portfolio in the most efficient manner, allowing the fund manager to adjust country exposures while incurring minimal transaction costs. Long index futures contracts are used to gain exposure to equities when it is anticipated that this will be more efficient than buying stocks directly. Short index futures contracts are used for hedging purposes; i.e., to reduce the exposure to equities.

          Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk.

          The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

          As of August 31, 2003, AAP had open futures contracts as shown on its Portfolio of Investments.

     C. FOREIGN CURRENCY TRANSLATIONS--The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

               1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

               2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

          Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the periods, the Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

          Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

     D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--The Portfolios may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Portfolio's exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

          As of August 31, 2003, the Portfolios had no outstanding forward foreign currency exchange contracts.

     E. SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when the Portfolios first learn of the dividend.

          Purchases of To Be Announced (TBA), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Portfolio's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

     F. ALLOCATION OF EXPENSES--Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses of the Trust are allocated proportionately among each of the Portfolios within the Trust in relation to the net assets of each Portfolio or on another reasonable basis.

     G. FEDERAL INCOME TAX STATUS--Each Portfolio is treated as a separate taxable entity for Federal income tax purposes. The policy of the Portfolios is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Portfolios intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

     H. DISTRIBUTIONS TO SHAREHOLDERS--Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

          The following amounts were reclassified within the capital accounts:

                                      ACCUMULATED          ACCUMULATED
                                     UNDISTRIBUTED/       NET REALIZED
                      PAID-IN      (OVERDISTRIBUTED)       GAIN (LOSS)
                      CAPITAL    NET INVESTMENT INCOME   ON INVESTMENTS
                     ---------   ---------------------   --------------
          CGP        $ (30,964)        $  30,964            $     --
          IEP               --             2,714              (2,714)
          AAP               --                10                 (10)

          The reclassifications for CGP relate primarily to the character for tax purposes of non-deductible net operating losses. The reclassifications for IEP relate primarily to the character for tax purposes of foreign currency gains and losses. The reclassifications for AAP relate primarily to the character for tax purposes of paydowns.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE--Pursuant to an Investment Advisory Agreement, J.P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM" or "Advisor") acts as the investment advisor to the Portfolios. JPMFAM is a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of each respective Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Portfolio's respective average daily net assets. The annual fee for each Portfolio is as follows:

                                                 INVESTMENT
                 PORTFOLIO:                   ADVISORY FEE (%)
                                              ----------------
                 GIP                                0.60
                 CGP                                0.60
                 IEP                                0.80
                 AAP                                0.55
                 USGIP                              0.50
                 MMP                                0.25

          J.P. Morgan Fleming Asset Management (London) "JPMFAM(London)" Ltd:, a wholly owned subsidiary of JPMCB, is the sub-advisor to IEP pursuant to a sub-advisory agreement between JPMFAM and JPMFAM(London). For its services as sub-advisor, JPMFAM(London) receives a portion of the fees payable to JPMFAM as advisor.

          The Advisor waived fees as outlined in Note 3.D.

          The Portfolios, other than MMP, may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Portfolios in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Portfolio's investment in an affiliated money market fund.

     B. CUSTODIAN AND ACCOUNTING FEES--JPMCB provided portfolio accounting and custody services for GIP, CGP, AAP and USGIP, (only custody services is provided for IEP by JPMCB) for the entire year. As of May 5, 2003, JPMCB provided portfolio accounting and custody services for MMP. Compensation for such services is presented in the Statement of Operations as custodian fees. The amounts paid to JPMCB for these services from GIP, CGP, IEP, AAP, USGIP and MMP were: $31,610, $30,235, $695, $45,225, $33,901 and $5,086, respectively. The custodian fees may be reduced by credits earned by each Portfolio, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

     C. ADMINISTRATION FEE--Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Portfolios. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of each Portfolio's average daily net assets.

          BISYS Fund Services, LP ("BISYS") serves as the Portfolios' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

          The Administrator waived fees and reimbursed expenses as outlined in
          Note 3.D.

     D. WAIVERS AND REIMBURSEMENTS--For the year ended August 31, 2003, the Portfolios' vendors voluntarily waived expenses as follows:

                         GIP        CGP       IEP       AAP      USGIP      MMP
                         ---        ---       ---       ---      -----      ---
     Advisory          $ 38,281  $ 28,715  $ 33,567  $ 29,855  $ 22,847  $  7,522
     Administration       9,570     7,179     6,294     8,143     6,854     4,513
                       --------  --------  --------  --------  --------  --------
     Total             $ 47,851  $ 35,894  $ 39,861  $ 37,998  $ 29,701  $ 12,035

          The Administrator voluntarily reimbursed certain expenses of the portfolios as follows:

                         GIP        CGP       IEP       AAP      USGIP      MMP
                         ---        ---       ---       ---      -----      ---
     Assumed Expenses  $ 36,050  $ 50,108  $107,331  $ 62,382  $ 52,298  $ 36,819

     E. OTHER--Certain officers of the Trust are officers of JPMorgan or of BISYS or their subsidiaries.

          For the year ended August 31, 2003, there were no brokerage commissions with brokers/dealers affiliated with JPMCB.

4. INVESTMENT TRANSACTIONS--For the year ended August 31, 2003, purchases and sales of investments (excluding short-term investments) were as follows:

                                                GIP            CGP           IEP           AAP         USGIP
                                                ---            ---           ---           ---         -----
     Purchases (excluding U.S. Government)  $  2,052,121  $  2,545,406  $    666,749  $  3,468,858  $         --
     Sales (excluding U.S. Government)         3,261,854     3,692,874       874,949     4,297,675            --
     Purchases of U.S. Government                     --            --            --     8,743,330    10,672,203
     Sales of U.S. Government                         --            --            --     9,060,450    14,275,592

5. FEDERAL INCOME TAX MATTERS--For Federal income tax purposes, the cost and unrealized appreciation(depreciation) in value of the investment securities at August 31, 2003, are as follows:

                                                     GIP           CGP           IEP           AAP          USGIP
                                                     ---           ---           ---           ---          -----
     Aggregate cost                              $ 6,173,018   $ 4,441,345   $ 5,415,704   $ 5,332,213   $ 2,014,072
                                                 -----------   -----------   -----------   -----------   -----------
     Gross unrealized appreciation                   619,676       966,303       318,913       118,085        48,997
     Gross unrealized depreciation                  (337,934)     (188,863)   (1,151,045)      (98,122)      (17,620)
                                                 -----------   -----------   -----------   -----------   -----------
     Net unrealized appreciation (depreciation)  $   281,742   $   777,440   $  (832,132)  $    19,963   $    31,377
                                                 ===========   ===========   ===========   ===========   ===========

     The tax character of distributions paid during the years ended August 31, 2003, and August 31, 2002, respectively were as follows:

            YEAR ENDED AUGUST 31, 2003
            --------------------------
             ORDINARY      LONG-TERM        TOTAL
              INCOME     CAPITAL GAIN   DISTRIBUTIONS
            ----------   ------------   -------------
     GIP    $  101,287   $       --     $   101,287
     CGP            --      962,703         962,703
     IEP        67,750           --          67,750
     AAP       120,067           --         120,067
     USGIP     319,927       55,976         375,903
     MMP        22,303           --          22,303

            YEAR ENDED AUGUST 31, 2002
            --------------------------
             ORDINARY      LONG-TERM        TOTAL
              INCOME     CAPITAL GAIN   DISTRIBUTIONS
            ----------   ------------   -------------
     GIP    $  158,117   $       --     $   158,117
     CGP            --        1,217           1,217
     AAP       205,827           --         205,827
     USGIP     410,879       29,427         440,306
     MMP        61,712           --          61,712

     At August 31, 2003, the components of net assets (excluding paid in capital) on a tax basis were as follows:

                                                                                            GIP            CGP            IEP
                                                                                            ---            ---            ---
     Current distributable ordinary income                                             $     50,619   $         --   $     73,951
     Plus/Less: cumulative timing differences                                                (3,260)        (1,586)        (1,996)
                                                                                       ------------   ------------   ------------
     Undistributed ordinary income or overdistribution of ordinary income              $     47,359   $     (1,586)  $     71,955
                                                                                       ============   ============   ============
     Current distributable long-term capital gain or tax basis capital loss carryover    (1,339,183)      (412,041)      (240,887)
     Plus/Less: cumulative timing differences                                              (858,966)      (177,304)      (330,831)
                                                                                       ------------   ------------   ------------
     Undistributed long-term gains/accumulated capital loss                              (2,198,149)      (589,345)      (571,718)
                                                                                       ============   ============   ============
     Unrealized appreciation (depreciation)                                            $    281,742   $    777,440   $   (832,043)
                                                                                       ============   ============   ============

                                                                                            AAP          USGIP            MMP
                                                                                            ---          -----            ---
     Current distributable ordinary income                                             $     50,396   $    165,766   $      3,129
     Plus/Less: cumulative timing differences                                                (2,206)        (1,129)        (1,267)
                                                                                       ------------   ------------   ------------
     Undistributed ordinary income or overdistribution of ordinary income              $     48,190   $    164,637   $      1,862
                                                                                       ============   ============   ============
     Current distributable long-term capital gain or tax basis capital loss carryover    (1,210,121)       149,887             --
     Plus/Less: cumulative timing differences                                              (226,856)            --             --
                                                                                       ------------   ------------   ------------
     Undistributed long-term gains/accumulated capital loss                              (1,436,977)       149,887             --
                                                                                       ============   ============   ============
     Unrealized appreciation (depreciation)                                            $     19,870   $     31,377   $         --
                                                                                       ============   ============   ============

     For GIP, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sale loss deferrals. The cumulative timing difference account primarily consists of deferred compensation, and post October capital loss deferrals. For CGP, the difference between book and tax basis unrealized appreciation/(deprecation) is primarily attributed to wash sale loss deferrals. The cumulative timing difference account primarily consists of deferred compensation, and post October capital loss deferrals. For IEP, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attibuted to wash sale loss deferrals, and mark to market of Passive Foreign Investment Companies. The cumulative timing difference account primarily consists of deferred compensation, and post October capital loss deferrals. For AAP, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sale loss deferrals, straddle loss deferrals, and the mark to market of futures. The cumulative timing difference account primarily consists of deferred compensation, and post October capital loss deferrals. For USGIP, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sale loss deferrals. The cumulative timing difference account primarily consists of deferred compensation. For MMP, the cumulative timing difference account primarily consists of deferred compensation.

     As of August 31, 2003, the following Portfolios have capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                                   EXPIRATION
              FUND           AMOUNT                   DATE
              ---         ------------          ---------------
              GIP         $    467,476          August 31, 2008
                               200,302          August 31, 2010
                               671,405          August 31, 2011
                          ------------
                             1,339,183
                          ============

              CGP              412,041          August 31, 2011
                          ============

              IEP              163,873          August 31, 2010
                                77,014          August 31, 2011
                          ------------
                               240,887
                          ============

              AAP               67,791          August 31, 2008
                               299,875          August 31, 2009
                               346,788          August 31, 2010
                               495,667          August 31, 2011
                          ------------
                          $  1,210,121
                          ============

     Capital losses incurred after October 31, within a Portfolio's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Portfolios have incurred the following post-October realized losses.

              FUND             AMOUNT
              ----           ---------
              GIP            $ 858,966
              CGP              177,305
              IEP              330,831
              AAP              226,856

6. CONCENTRATIONS AND INDEMNIFICATIONS--As of August 31, 2003, all shares outstanding for each Portfolio are owned either directly or indirectly by a single insurance company.

     IEP may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the Portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

     As of August 31, 2003, IEP invested 28.0% of its total investments in the United Kingdom. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific country or region.

     In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. Each Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Portfolio that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

7. SUBSEQUENT EVENT--On September 1, 2003, Robert Fleming, Inc. and J.P. Morgan Fleming Asset Management (USA), Inc. merged into J.P. Morgan Investment Management, Inc. ("JPMIM"). The investment advisory services and personnel providing investment advice have not changed as a result of the merger. Effective September 1, 2003, JPMIM, the surviving entity, will serve as advisor to all the Portfolios.

     On October 1, 2003, JPMIM changed from being a wholly owned subsidiary of JPMorgan ("Parent") to being an indirectly wholly owned subsidiary of the Parent, with the intermediary being J.P. Morgan Fleming Asset Management Holdings, Inc.

REPORT OF INDEPENDENT AUDITORS

To the Trustees and Shareholders of Mutual Fund Variable Annuity Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth and Income Portfolio, Capital Growth Portfolio, International Equity Portfolio, Asset Allocation Portfolio, U.S. Government Income Portfolio and Money Market Portfolio (separate portfolios of Mutual Fund Variable Annuity Trust, hereafter referred to as the "Trust") at August 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 20, 2003

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS IN
                            POSITIONS       TERM OF                               JPMORGAN
                            HELD WITH       OFFICE AND    PRINCIPAL               FUND             OTHER DIRECTORSHIPS
NAME, CONTACT               EACH            LENGTH OF     OCCUPATIONS             COMPLEX(1)       HELD OUTSIDE
ADDRESS AND                 JPMORGAN        TIME          DURING PAST             OVERSEEN BY      JPMORGAN FUND
DATE OF BIRTH               TRUST           SERVED        5 YEARS                 TRUSTEE          COMPLEX
--------------------------  --------------  ------------  ----------------------  ---------------  ----------------------------
NON-INTERESTED TRUSTEE(S)

William J. Armstrong;       Trustee         Since 1994    Retired; Vice           71               None
522 Fifth Avenue,                                         President and
New York, NY 10036;                                       Treasurer of
12/4/1941                                                 Ingersoll-Rand
                                                          Company
                                                          (manufacturer of
                                                          industrial equipment)
                                                          (1972-2000)

Roland R. Eppley, Jr.;      Trustee         Since 1994    Retired                 71               Director, Janel Hydro Inc.
522 Fifth Avenue,                                                                                  (1993-Present)
New York, NY 10036;
4/1/1932

Ann Maynard Gray;           Trustee         Since 2001    Vice President of       71               Director of Duke Energy
522 Fifth Avenue,                                         Capital Cities/ABC,                      Corporation, (1997-Present);
New York, NY 10036;                                       Inc. (communications)                    Director of Elan
8/22/1945                                                 (1986-1998);                             Corporation, Plc
                                                          President of                             (pharmaceuticals)
                                                          Diversified                              (2001-Present);
                                                          Publishing                               Director of The Phoenix
                                                          Group (1991-1997)                        Companies (wealth
                                                                                                   management) (2002-Present)

Matthew Healey;             Trustee and     Since 2001    Retired; Chief          71               None
522 Fifth Avenue,           President of                  Executive
New York, NY 10036;         the Board                     Officer of certain
8/23/1937                   of Trustees                   J.P. Morgan
                                                          Fund Trusts
                                                          (1982-2001)

Fergus Reid, III;           Trustee and     Since 1994    Chairman of             71               Trustee of 16 Morgan
522 Fifth Avenue,           Chairman of                   Lumelite                                 Stanley Funds
New York, NY 10036;         the Board                     Corporation (plastics                    (1995-Present)
8/12/1932                   of Trustees                   manufacturing)
                                                          (1985-Present)

James J. Schonbachler;      Trustee         Since 2001    Retired; Managing       71               None
522 Fifth Avenue,                                         Director of Bankers
New York, NY 10036;                                       Trust Company,
1/26/1943                                                 (financial services)
                                                          (1968-1998); Group
                                                          Head and Director of
                                                          Bankers Trust, A.G.,
                                                          Zurich and BT
                                                          Brokerage Corp.
                                                          (financial services)
                                                          (1995-2002)

Robert J. Higgins;          Trustee         Since 2002    Director of             71               Director of Providian
522 Fifth Avenue,                                         Administration of                        Financial Corp. (banking)
New York, NY 10036;                                       the State of Rhode                       (2002-Present)
10/9/1945                                                 Island (2003-Present);
                                                          President--
                                                          Consumer Banking
                                                          and Investment
                                                          Services Fleet Boston
                                                          Financial (1971-2002)

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 11 investment companies.

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS IN
                            POSITIONS       TERM OF                               JPMORGAN
                            HELD WITH       OFFICE AND    PRINCIPAL               FUND             OTHER DIRECTORSHIPS
NAME, CONTACT               EACH            LENGTH OF     OCCUPATIONS             COMPLEX          HELD OUTSIDE
ADDRESS AND                 JPMORGAN        TIME          DURING PAST             OVERSEEN BY      JPMORGAN FUND
DATE OF BIRTH               TRUST           SERVED        5 YEARS                 TRUSTEE          COMPLEX
--------------------------  --------------  ------------  ----------------------  ---------------  ----------------------------
Dr. Matthew Goldstein;      Trustee         Since 2003    Chancellor of the       71               Trustee of the
522 Fifth Avenue,                                         City University of                       Albert Einstein School of
New York, NY 10036;                                       New York, since                          Medicine (1998-present);
11/10/1941                                                September 1, 1999;                       Trustee of Bronx Lebanon
                                                          President, Adelphi                       Hospital Center
                                                          University                               (1992-present); Director of
                                                          (New York)                               New Plan Excel Realty
                                                          (1998-1999).                             Trust, Inc (real estate
                                                                                                   investment company)
                                                                                                   (2000-present); Director of
                                                                                                   Lincoln Center Institute for
                                                                                                   the Arts in Education
                                                                                                   (1999-present); Director of
                                                                                                   Jewish Community
                                                                                                   Relations Counsel of
                                                                                                   New York, Inc.
                                                                                                   (2000-present);
                                                                                                   Director of United Way of
                                                                                                   New York City
                                                                                                   (2002-present).

William G. Morton, Jr.;     Trustee         Since 2003    Formerly Chairman       71               Director of Radio Shack
522 Fifth Avenue,                                         Emeritus (March                          Corporation (electronics)
New York, NY 10036;                                       2001 - October 2002),                    (1987-present); Director of
3/13/1937                                                 and Chairman and                         the Griswold Company
                                                          Chief Executive                          (securities brokerage)
                                                          Officer, Boston                          (2002-present); Director of
                                                          Stock Exchange                           The National Football
                                                          (June 1985 -                             Foundation and College
                                                          March 2001).                             Hall of Fame (1994-present);
                                                                                                   Trustee of the Berklee
                                                                                                   College of Music
                                                                                                   (1998-present); Trustee of
                                                                                                   the Stratton Mountain
                                                                                                   School (2001-present).

INTERESTED TRUSTEE(S)

Leonard M. Spalding*        Trustee         Since 1998    Retired; Chief          71               Director of Glenview
522 Fifth Avenue,                                         Executive Officer                        Trust; Director of Pizza
New York, NY 10036;                                       of Chase Mutual                          Magia; Trustee of
7/20/1935                                                 Funds (investment                        St. Catherine College
                                                          company)                                 Trust; Trustee of Bellarmine
                                                          (1989-1998); Chief                       University Trust; Director
                                                          Investment Executive                     of Marion Washington
                                                          of Chase Manhattan                       Airport Board Trust;
                                                          Private Bank                             Director of Springfield
                                                          (investment                              Washington Economic
                                                          management)                              Development Board Trust;
                                                          (1990-1995)

* Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of J.P. Morgan Chase & Co.

                            POSITIONS
                            HELD WITH                               PRINCIPAL
NAME,                       EACH            TERM OF OFFICE          OCCUPATIONS
CONTACT ADDRESS             JPMORGAN        AND LENGTH OF           DURING PAST
AND DATE OF BIRTH           TRUST           TIME SERVED             5 YEARS
--------------------------  --------------  ----------------------  ------------------------------------
George Gatch;               President       Since 2001              Managing Director, J.P. Morgan
522 Fifth Avenue,                                                   Investment Management Inc.;
New York, NY                                                        Head of J.P. Morgan Fleming's
10036;                                                              U.S. Mutual Funds and Financial
12/21/1962                                                          Intermediaries Business ("FFI");
                                                                    he has held numerous positions
                                                                    throughout the firm in business
                                                                    management, marketing and sales.

David Wezdenko;             Treasurer       Since 2001              Managing Director, J.P. Morgan
522 Fifth Avenue,                                                   Investment Management Inc.;
New York, NY                                                        Chief Operating Officer for FFI;
10036;                                                              since joining J.P. Morgan Chase in
10/2/1963                                                           1996, he has held numerous financial
                                                                    and operation related positions
                                                                    supporting the J.P. Morgan pooling
                                                                    funds business.

Sharon J. Weinberg;         Secretary       Since 2001              Managing Director, J.P. Morgan
522 Fifth Avenue,                                                   Investment Management Inc.;
New York, NY                                                        Head of Business and Product
10036;                                                              Strategy for FFI; since joining
6/15/1959                                                           J.P. Morgan Chase in 1996, she has
                                                                    held numerous positions throughout
                                                                    the asset management business in
                                                                    mutual funds marketing, legal and
                                                                    product development.

Stephen M. Ungerman;        Vice President  Since 2001              Vice President, J.P. Morgan
522 Fifth Avenue            and Assistant                           Investment Management Inc. Business
New York, NY                Treasurer                               Head for Vehicle Services Group
10036;                                                              within Fund Administration; prior
6/2/1953                                                            to joining J.P. Morgan Chase in
                                                                    2000, he held a number of senior
                                                                    management positions in Prudential
                                                                    Insurance Co. of America's asset
                                                                    management business, including
                                                                    Associate General Counsel, Tax
                                                                    Director and Co-head of Fund
                                                                    Administration Department; Mr.
                                                                    Ungerman was also the Assistant
                                                                    Treasurer of all mutual funds
                                                                    managed by Prudential.

Judy R. Bartlett;           Vice President  Since 2001              Vice President and Assistant
522 Fifth Avenue,           and Assistant                           General Counsel, J.P. Morgan
New York, NY                Secretary                               Investment Management Inc., since
10036;                                                              September 2000; from August 1998
5/29/1965                                                           through August 2000, she was an
                                                                    attorney at New York Life
                                                                    Insurance Company where she served
                                                                    as Assistant Secretary for the
                                                                    Mainstay Funds.

Joseph J. Bertini;          Vice President  Since 2001              Vice President and Assistant
522 Fifth Avenue,           and Assistant                           General Counsel, J.P. Morgan
New York, NY                Secretary                               Investment Management Inc.
10036;
11/4/1965

Wayne H. Chan               Vice President  Since 2003              Vice President and Assistant
522 Fifth Avenue,           and Assistant                           General Counsel, J.P. Morgan
New York, NY                Secretary                               Investment Management Inc., since
10036                                                               September 2002; Mr. Chan was an
6/27/1965                                                           associate at the law firm of
                                                                    Shearman & Sterling LLP from May
                                                                    2001 through September 2002;
                                                                    Swidler Berlin Shereff Friedman
                                                                    LLP from June 1999 through May
                                                                    2001 and Whitman Breed Abbott &
                                                                    Morgan LLP from September 1997
                                                                    through May 1999

                            POSITIONS
                            HELD WITH                               PRINCIPAL
NAME,                       EACH            TERM OF OFFICE          OCCUPATIONS
CONTACT ADDRESS             JPMORGAN        AND LENGTH OF           DURING PAST
AND DATE OF BIRTH           TRUST           TIME SERVED             5 YEARS
--------------------------  --------------  ----------------------  ----------------------------------
Paul M. DeRusso             Assistant       Since 2001              Vice President, J.P. Morgan
522 Fifth Avenue,           Treasurer                               Investment Management, Inc.;
New York, NY                                                        Manager of the Budgeting and
10036                                                               Expense Group of Funds
12/3/1954                                                           Administration Group.

Lai Ming Fung               Assistant       Since 2001              Associate, J.P. Morgan Investment
522 Fifth Avenue,           Treasurer                               Management, Inc.; Budgeting
New York, NY                                                        Analyst for the Budgeting and
10036                                                               Expense Group of Funds
9/8/1974                                                            Administration Group.

Mary D. Squires             Assistant       Since 2001              Vice President, J.P. Morgan
522 Fifth Avenue,           Treasurer                               Investment Management, Inc.;
New York, NY                                                        Ms. Squires has held numerous
10036                                                               financial and operations positions
1/8/1955                                                            supporting the J.P. Morgan Chase
                                                                    organization complex.

Nimish S. Bhatt             Assistant       Since 2001              Senior Vice President of
3435 Stelzer Rd.            Treasurer                               Alternative Investment Products
Columbus, OH                                                        and Tax Services of BISYS Fund
43219                                                               Services, Inc. since January 2002;
6/6/1963                                                            held various positions within
                                                                    BISYS since 1996, including Senior
                                                                    Vice President of Fund
                                                                    Administration and Financial
                                                                    Services, Vice President and
                                                                    Director of International
                                                                    Operation, Vice President of
                                                                    Financial Administration and Vice
                                                                    President of Tax.

Arthur A. Jensen            Assistant       Since 2001              Vice President of Financial
3435 Stelzer Rd.            Treasurer                               Services of BISYS Fund Services,
Columbus, OH                                                        Inc. since June 2001; formerly
43219                                                               Section Manager of Northern Trust
9/28/1966                                                           Company and Accounting Supervisor
                                                                    at Allstate Insurance Company.

Martin R. Dean              Assistant       Since 2001              Vice President of Regulatory
3435 Stelzer Rd.            Treasurer                               Services of BISYS Fund Services,
Columbus, OH                                                        Inc.
43219
11/27/1963

Alaina Metz                 Assistant       Since 2001              Chief Administrative Officer of
3435 Stelzer Rd.            Secretary                               BISYS Fund Services, Inc.;
Columbus, OH                                                        formerly, Supervisor of the Blue
43219                                                               Sky Department of Alliance Capital
4/7/1967                                                            Management, L.P.

Ryan M. Louvar              Assistant       Since 2003              Counsel of Legal Services, BISYS
60 State Street,            Secretary                               Fund Services, Inc. since 2000;
Suite 1300                                                          formerly Attorney at Hill, Farrer
Boston, MA                                                          & Burrill LLP from 1999 to 2000
02109                                                               and Knapp Petersen & Clarke, PC
2/18/1972                                                           from 1997 to 1999.

Lisa Hurley                 Assistant       Since 2001              Executive Vice President and
60 State Street,            Secretary                               General Counsel of BISYS Fund
Suite 1300                                                          Services, Inc.
Boston, MA
02109
5/29/1955

Thomas J. Smith             Vice President  Since 2002              Managing Director, Head of
522 Fifth Avenue,           and Assistant                           Compliance for J.P. Morgan Chase &
New York, NY                Secretary                               Co.'s asset management business in
10036                                                               the Americas.
6/24/1955

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

TAX LETTER
(UNAUDITED)


Certain tax information for the Mutual Fund Variable Annuity Portfolios is required to be provided to shareholders based upon the Portfolio's income and distributions for the taxable year end August 31, 2003. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. The information necessary to complete your income tax returns for the calendar year ending December 31, 2003 will be received under separate cover.

FOR THE FISCAL YEAR ENDED AUGUST 31, 2003:

The following represents the long-term capital gains distributed by the
Portfolio:

                                                  LONG-TERM
                                                CAPITAL GAINS
PORTFOLIO                                       DISTRIBUTIONS
-------------------------------------------------------------------------
CGP                                              $   962,703
USGIP                                                 55,976

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

[GRAPHIC]


A-7036-CRT
(C)J.P. MORGAN CHASE & CO., 2003.
 ALL RIGHTS RESERVED.                     OCTOBER, 2003              F-7036(CMB)
                                                                      AN-VCA-803

ITEM 2. CODE OF ETHICS.

     (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.

THE REGISTRANT WILL PROVIDE ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF THE CODE OF ETHICS. A REQUEST MAY BE MADE BY CALLING 1-800-348-4782.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                   (i) Has at least one audit committee financial expert serving on its audit committee; or

                   (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

         (2)  If the registrant provides the disclosure required by paragraph
              (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS WILLIAM ARMSTRONG. HE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

    (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

    (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

    (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

    (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

    (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

    (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH FISCAL YEARS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

    (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

    (b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - SEE ITEM 2 ABOVE.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Mutual Fund Variable Annuity Trust
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ David  Wezdenko
                         -------------------------------------------------------
                                                    David Wezdenko, Treasurer

Date                       October  21, 2003
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ David Wezdenko
                         -------------------------------------------------------
                                                    David Wezdenko, Treasurer

Date                       October 21, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)*     /s/ George C.W. Gatch
                         -------------------------------------------------------
                                                    George C.W. Gatch, President

Date                       October 21, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

--------------------------------------------------------------------------------